As filed with the Securities and Exchange Commission on July 31, 2015

Securities Act File No. 333-170122

Investment Company File No. 811-22487

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 279	☒

and/or

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1940	☒
Amendment No. 281	☒

(Check appropriate box or boxes)

DBX ETF TRUST

(Exact name of Registrant as specified in its charter)

345 Park Avenue

New York, New York 10154

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-5883

Alex Depetris

DBX ETF Trust

345 Park Avenue

New York, New York 10154

(Name and Address of Agent for Service)

Copy to: Stuart Strauss, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF

NYSE Arca, Inc.: JPNH

PROSPECTUS

July 31, 2015

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

YOUR INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, ENTITY OR PERSON.

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF

Ticker: JPNH	Stock Exchange: NYSE Arca

Investment Objective

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the JPX-Nikkei 400 Net Total Return USD Hedged Index (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses that you will incur if you buy and hold shares of the Fund.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fee	0.45

Other Expenses*	None

Acquired Fund Fees and Expenses**	0.40

Total Annual Fund Operating Expenses	0.85

Fee Waiver and/or Expense Reimbursement***	0.40

Total Annual Fund Operating Expenses After Fee Waiver	0.45

*	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.
**	Because the Fund is new, “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in the Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF (the “Underlying Fund”). The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
***	The Adviser has contractually agreed, until October 1, 2016, to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses attributable to the Fund’s investments in the Underlying Fund. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Adviser) prior to that time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1	3
Year	Years
$46	$144

Portfolio Turnover. The Fund (and the underlying fund in which the Fund principally invests, the Underlying Fund) pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index, which is designed to track the performance of equity securities of issuers who are primarily listed on the JASDAQ Stock Exchange (“JASDAQ”) or the following sections of the Tokyo Stock Exchange (“TSE”): the first section (for large companies), the second section (for middle-sized companies) and the “Mothers” (for high-growth and emerging stocks) while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar. Currently, the Fund achieves its investment objective by investing a substantial portion of its assets in the Underlying Fund. The Underlying Fund uses a representative sampling indexing strategy in seeking to correspond generally to the performance, before fees and expenses, the Underlying Index, meaning it generally will invest in a sample of securities in the index whose risk,

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return and other characteristics resemble the risk, return and other characteristics of the Underlying Index as a whole. The Fund will invest at least 80% of its total assets (but typically far more) in component securities of the Underlying Index (including indirect investments through the Underlying Fund). The Underlying Index is comprised of the equity securities of the 400 highest scoring issuers listed on the JASDAQ and TSE, as measured in return on equity, cumulative operating profit and current market value.

As of July 31, 2015, the Underlying Index consisted of 399 securities with an average market capitalization of approximately $9.50 billion and a minimum market capitalization of approximately $315 million.

The Fund enters into forward currency contracts designed to offset the Fund’s exposure to the Japanese yen. The Fund hedges the Japanese yen to the U.S. dollar by selling Japanese yen currency forwards at the one-month forward rate published by WM/Reuters. The amount of forward contracts in the Fund is based on the aggregate exposure of the Fund and Underlying Index to the Japanese yen based on currency weights as of the beginning of each month. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, this does not necessarily eliminate exposure to all currency fluctuations. The return of the forward currency contracts may not perfectly offset the actual fluctuations of the Japanese yen relative to the U.S. dollar.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities from Japanese issuers (including indirect investments through the Underlying Fund) and in instruments designed to hedge against the Fund’s exposure to the Japanese yen. As of July 31, 2015, the Underlying Index was substantially comprised of issuers in Japan. The Fund will invest at least 80% of its total assets, but typically far more, in instruments that comprise the Underlying Index (including indirect investments through the Underlying Fund).

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets, including indirectly through investing in the Underlying Fund) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of July 31, 2015, the Underlying Index was substantially comprised of issuers in the industrials (20.66%), consumer discretionary (19.05%) and financial services (18.94%) sectors.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as numerous other risks that are described in greater detail in the section of this Prospectus entitled “Further Discussion of Principal Risks” and in the Statement of Additional Information (“SAI”).

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock’s price, regardless of how well the company performs. To the extent the Fund invests in a particular capitalization or market sector, the Fund’s performance may be proportionately affected by that segment’s general performance.

Foreign investment risk. The Fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the Fund’s investments of prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets.

Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the Fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for U.S. investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.

Foreign markets can have liquidity risks beyond those typical of U.S. markets. Because foreign exchanges generally are smaller and less liquid than U.S. exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management’s estimate of its value. For the same reason, it may at times be difficult to value the Fund’s foreign investments.

In addition, the Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Depositary receipts also may be less liquid than the underlying shares in their primary trading market.

Risks related to investing in Japan. The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy

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is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan, yet the countries’ political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan is located in a part of the world that has historically been prone to natural disasters such as earthquakes, volcanoes and tsunamis and is economically sensitive to environmental events. Any such event, such as the major earthquake and tsunami which struck Japan in March 2011, could result in a significant adverse impact on the Japanese economy. Japan may be subject to risks relating to political, economic and labor risks. Any of these risks, individually or in the aggregate, could adversely affect investments in the Fund. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Furthermore, Japanese corporations often engage in high levels of corporate leveraging, extensive cross-purchases of the securities of other corporations and are subject to a changing corporate governance structure.

Small- and medium-sized company risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Industrials sector risk. The Fund invests a significant portion of its assets in securities issued by companies in the industrials sector in order to track the Underlying Index’s allocation to that sector. The industrials sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. Because as currently constituted the industrials sector represents a significant portion of the Underlying Index, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

Consumer discretionary sector risk. The Fund invests a significant portion of its assets in securities issued by companies in the consumer discretionary sector in order to track the Underlying Index’s allocation to that sector. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Financial services sector risk. The Fund invests a significant portion of its assets in securities of issuers in the financial services sector in order to track the Underlying Index’s allocation to that sector. The financial services sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets in 2007 and ensuing financial crisis in 2008 resulted, and may continue to result, in an unusually high degree of volatility in the financial markets.

Currency risk. The Fund enters into forward currency contracts to attempt to minimize the impact of changes in the value of the Japanese yen against the U.S. dollar. These contracts may not be successful. To the extent the Fund’s forward currency contracts are not successful, the U.S. dollar value of your investment in the Fund may go down. Furthermore, because no changes in the currency weights in the Underlying Index are made during the month to account for changes in the Underlying Index due to price movement of securities, corporate events, additions, deletions or any other changes, changes in the value of the Japanese yen against the U.S. dollar during the month may affect the value of the Fund’s investment. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Fund may also go up or down quickly and unpredictably and investors may lose money.

Investment in Underlying Fund Risk. The Fund expects to invest a substantial portion of its assets in the Underlying Fund, so the Fund’s investment performance is directly related to the performance of the Underlying Fund. Accordingly, the Fund’s NAV will change with changes in the value of the Underlying Fund and other securities in which the Fund invests based on their market valuations. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying Fund.

As the Fund’s allocation to the Underlying Fund changes from time to time, or to the extent that the expense ratio of the Underlying Fund changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Counterparty risk. A financial institution or other counterparty with whom the Fund enters into a forward currency contract or otherwise does business, or that underwrites, distributes or guarantees any other investments or contracts that the Fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the Fund or could delay the return or delivery of collateral or other assets to the Fund.

Passive investment risk. The Fund and the Underlying Fund are not actively managed. The Fund and the Underlying Fund may hold component securities of the Underlying Index regardless of their current or projected performance, and do not attempt to take defensive positions under any market conditions, including declining markets. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking error risk. The performance of the Fund may diverge from that of its Underlying Index for a number of

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reasons, including operating expenses, transaction costs (including the costs of entering into currency forward contracts on a frequent basis), cash flows and operational inefficiencies. In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. The Fund’s return also may diverge from the return of the Underlying Index because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Underlying Index. The Underlying Fund is also subject to tracking error risk in seeking to track the performance of the Underlying Index, and the Fund thus will be subject to this risk to the extent the Fund invests in the Underlying Fund.

Market price risk. Fund Shares are expected to be listed for trading on NYSE Arca and will be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in the NAV and supply and demand for Shares. As a result, the trading prices of Shares may deviate significantly from NAV during periods of market volatility. The Adviser cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. However, the Fund may have a limited number of financial institutions that may act as “Authorized Participants.” Only Authorized Participants who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund (as described below under “Purchase and Sale of Fund Shares”). If those Authorized Participants exit the business or are unable to process creation and/or redemption orders, and no other Authorized Participant is able to step forward to create and redeem in either of these cases, Shares may trade at a discount to NAV like closed-end fund shares (and may even face delisting). In addition, the securities held by the Fund may be traded in markets that close at a different time than the NYSE Arca. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when NYSE Arca is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares’ NAV is likely to widen. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those Authorized Participants creating and redeeming directly with the Fund.

Geographic concentration risk. Because the Fund invests a significant portion of its assets in the securities of a single country, it is more likely to be impacted by events or conditions affecting that country. For example, political and economic conditions and changes in regulatory, tax or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Underlying Fund is subject to the same risks, which thus would affect the Fund to the extent it invests in the Underlying Fund.

Non-diversification risk. The Fund is non-diversified, which means that the Fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund. The Underlying Fund is subject to the same risks, which thus would affect the Fund to the extent it invests in the Underlying Fund.

Securities lending risk. The Fund may lend its portfolio securities to broker dealers and other financial institutions. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding such securities.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.deutsche-etfs.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance.

Management

Investment Adviser. DBX Advisors LLC.

Sub-Adviser. TDAM USA Inc.

Portfolio Managers. Vishal Bhatia, Vice President and Director of TDAM for the past five years, and Dino Bourdos, Managing Director of TDAM for the past five years, are primarily responsible for the day-to-day management of the Fund. Each portfolio manager functions as a member of a portfolio manager team. Messrs. Bhatia and Bourdos have been portfolio managers of the Fund since the Fund’s inception.

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Purchase and Sale of Fund Shares. The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual Fund shares may only be purchased and sold through a brokerage firm. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund’s distributor.

Tax Information. The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains,

unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Payment to Broker-Dealers and Other Financial Intermediaries. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Fund’s Investment Strategies and Risks

Additional Information about the Fund’s Underlying Index construction is set forth below.

JPX-Nikkei 400 Net Total Return USD Hedged Index

The JPX-Nikkei 400 Net Total Return USD Hedged Index is maintained and calculated jointly by Japan Exchange Group, Inc. (“JPX”), Tokyo Stock Exchange, Inc. (“TSE”) and Nikkei Inc. (collectively, the “Index Providers”). The Underlying Index is designed to reflect the performance of the Japanese stock market, specifically companies which are primarily listed on the TSE 1st section, TSE 2nd section, TSE Mothers or JASDAQ markets. The currency of the component securities is the Japanese yen. The Underlying Index is calculated on the returns of the JPX-Nikkei 400 Net Total Return Index, which is comprised of the same component securities (using the same rules-based methodology, as described below). As a distinction to the JPX-Nikkei 400 Net Total Return Index, the Underlying Index includes a currency hedging component.

In order to be eligible for inclusion in the Underlying Index, equity securities must meet the following criteria:

(1) Must have been listed on the TSE first section (for large companies), the TSE second section (for middle-sized companies), the TSE “Mothers” section (for high-growth and emerging stocks) or the JASDAQ Stock Exchange (“JASDAQ”) for at least three years;

(2) Generally, must be common stocks (non-common stocks may be included in the eligible constituents if they are regarded as equivalent to common stocks and their inclusion is deemed particularly necessary by the Index Providers);

(3) Must have more assets than liabilities for the last three fiscal years;

(4) Must have no operating or overall deficit in the last three fiscal years;

(5) No notes to the going concern assumption in the company’s financial statements, and must not have a statement that there is a significant insufficiency or not possible to release appraisal of internal controls in the company’s internal control report;

(6) Are not designated as a security to be de-listed or a security on alert; and

(7) In the past year, must not have been subject to (a) public announcement measures1, (b) request for improvement reports for public inspection, or (c) payment of a penalty for violation of the listing agreement.

The top 1,000 companies that meet the above criteria, ranked by market capitalization, will be selected based on trading volume during the past three years and current market capitalization as of the base date for selection (typically the last business day of June). The top 1,000 securities by market capitalization shall be selected in descending order out of the 1,200 securities with the highest trading value in the three years since the base date (such 1,200 securities being the “Selection Pool”). In cases where less than 1,000 securities are eligible to be selected per this method, the remaining securities shall be selected by taking the remaining securities in the Selection Pool that have the highest market capitalization on the base date.

The 1,000 securities selected are then scored according to the ranking of the following three items (i.e., first will be allocated 1000 points and last will be allocated one point). An overall score is then determined by aggregating those ranking scores with the following weights:

(1) Three year return on equity: 40%;

(2) Three year cumulative operating profit: 40%; and

[1]	The TSE may issue a public announcement in any of the following cases: (i) where the TSE deems a listed company violated a provision(s) pertaining to timely disclosure; (ii) where the TSE deems a listed company violated a provision(s) pertaining to “Matters to Be Observed” in the TSE’s Code of Corporate Conduct; and (iii) where a listed company violates the provisions of Article 331 (Qualifications of Directors), Article 335 (Qualifications of Company Auditors), Article 337 (Qualifications of Accounting Auditors), or Article 400 (Appointment of Committee Members) of the Companies Act of Japan.

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(3) Market capitalization on the selection date: 20%.

The 400 highest scoring securities will then be selected as constituents of the Underlying Index and weighted according to free float (i.e., the amount available for trading) market capitalization. No one Underlying Index component may comprise more than 1.5% of the Underlying Index as of the base date. The Underlying Index is rebalanced annually in August.

The Underlying Index is a total return index. A total return index calculates the performance of the index constituents on the basis that any dividends or distributions are reinvested.

For U.S. investors, international equity investments include two components of return. The first is the return attributable to stock prices in the non-U.S. market or markets in which an investment is made. The second is the return attributable to the value of non-U.S. currencies relative to the U.S. dollar. By hedging exposure to the fluctuations in the value of the Japanese yen relative to the U.S. dollar, the Underlying Index seeks to track the performance of Japanese equity securities that is attributable solely to stock prices.

The Underlying Index hedges the Japanese yen in the Underlying Index to the U.S. dollar by including the impact of selling the Japanese yen forward at the one-month forward rate published by WM/Reuters. With respect to the Underlying Index, the weight of the currency corresponds to the relative market cap weight of the securities quoted in that currency in the Underlying Index. More precisely, the weights are derived from the aggregate free-float adjusted market capitalization of the securities quoted in the Japanese yen in the Underlying Index as of the close of two business days before the first calendar day of the following month, but taking into account any month end changes in the index constituents due to rebalancing and corporate actions. The Underlying Index is rebalanced monthly on the last trading day of the month, when the index will reflect the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of the following month and remain constant during the month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of the Underlying Index incorporates daily changes in the market value of the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

A Further Discussion of Principal Risks

The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.

Foreign investment risk. The Fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities. Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the Fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for U.S. investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments. Foreign markets can have liquidity risks beyond those typical of U.S. markets. Because foreign exchanges generally are smaller and less liquid than U.S. exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management’s estimate of its value. For the same reason, it may at times be difficult to value the Fund’s foreign investments. The Underlying Fund is subject to the same risks, which thus would affect the Fund to the extent it invests in the Underlying Fund.

Depositary receipt risk. The Fund may invest in depositary receipts, including ADRs. ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Foreign investments in ADRs and other depositary receipts may be less liquid than the underlying shares in their primary trading market. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

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Risks related to investing in Japan. The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. Japan’s relations with its neighbors, particularly China, North Korea, South Korea and Russia, have at times been strained due to territorial disputes, historical animosities and defense concerns. Most recently, the Japanese government has shown concern over the increased nuclear and military activity by North Korea. Strained relations may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy in times of crisis. China has become an important trading partner with Japan, yet the countries’ political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan is located in a part of the world that has historically been prone to natural disasters such as earthquakes, volcanoes and tsunamis and is economically sensitive to environmental events. Any such event, such as the major earthquake and tsunami which struck Japan in March 2011, could result in a significant adverse impact on the Japanese economy. Historically, Japan has been subject to unpredictable national politics and may experience frequent political turnover. Future political developments may lead to changes in policy that might adversely affect the Fund’s or the Underlying Fund’s investments. In addition, the Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the economy. Furthermore, Japan has an aging workforce. It is a labor market undergoing fundamental structural changes, as traditional lifetime employment clashes with the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Furthermore, Japanese corporations often engage in high levels of corporate leveraging, extensive cross-purchases of the securities of other corporations and are subject to a changing corporate governance structure.

Currency risk. The Fund enters into forward currency contracts to attempt to minimize the impact of changes in the value of the Japanese yen against the U.S. dollar. These contracts may not be successful. In order to minimize transaction costs or for other reasons, the Fund’s exposure to the Japanese yen may not be fully hedged at all times. Changes in currency exchange rates and the relative value of the Japanese yen may affect the value of the Fund’s investment and the value of your Fund shares. To the extent the Fund’s forward currency contracts are not successful in hedging against such changes, the U.S. dollar value of your investment in the Fund may go down if the value of the Japanese yen depreciates against the U.S. dollar. This is true even if the Japanese yen value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the Japanese yen appreciates against the U.S. dollar. The value of the U.S. dollar measured against the Japanese yen is influenced by a variety of factors. These factors include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of the Japanese yen. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Furthermore, because no changes in the currency weights in the Fund’s Underlying Index are made during the month to account for changes in the Fund’s Underlying Index due to price movement of securities, corporate events, additions, deletions or any other changes, changes in the value of the Japanese yen against the U.S. dollar during the month may affect the value of the Fund’s investment. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Fund may also go up or down quickly and unpredictably and investors may lose money. Because the Fund’s NAV is determined on the basis of the U.S. dollar, investors may lose money if the Japanese yen depreciates against the U.S. dollar, even if the Japanese yen value of the Fund’s holdings in that market increases.

Investment in Underlying Fund Risk. The Fund expects to invest a substantial portion of its assets in the Underlying Fund, so the Fund’s investment performance is directly related to the performance of the Underlying Fund. The Fund’s NAV will change with changes in the value of the Underlying Fund and/or other securities in which the Fund invests based on their market valuations. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Fund. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the Underlying Fund.

An investor in the Fund may receive taxable gains from portfolio transactions by the Underlying Fund, as well as taxable gains from transactions in shares of the Underlying Fund held by the Fund. Each of the Underlying Fund and the Fund intends to qualify as a regulated investment company for tax purposes. Failure of the Underlying Fund to qualify as a regulated investment company may have an adverse effect on the qualification of the Fund as a regulated investment company.

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As the Fund’s allocations to the Underlying Fund change from time to time, or to the extent that the expense ratio of the Underlying Fund changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price. This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.

Forward currency contracts risk. The Fund invests in forward currency contracts. A forward currency contract is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the forward contract can be higher or lower than the spot rate between the currencies that are the subject of the contract. Settlement of a forward currency contract for the purchase of most currencies typically must occur at a bank based in the issuing nation. By entering into a forward currency contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the extent that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. Forward currency contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts also may increase the Fund’s volatility and may involve a significant amount of risk relative to the investment of cash.

Counterparty risk. The foreign currency markets in which the Fund effects its transactions are over-the-counter or “interdealer” markets. The counterparty to an over-the-counter spot contract is generally a single bank or other financial institution rather than a clearing organization backed by a group of financial institutions. Participants in over-the-counter markets are typically not subject to the same credit evaluation and regulatory oversight as members of “exchange-based” markets. Because the Fund executes over-the-counter transactions, the Fund constantly takes credit risk with regard to parties with which it trades and may also bear the risk of settlement default. These risks may differ materially from those involved in exchange-traded transactions which generally are characterized by clearing organization guaranties, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from these protections and the Fund is subject to the risk that a counterparty will not settle a transaction in accordance with agreed terms and conditions.

Further, if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In addition, the Fund may enter into agreements with a limited number of counterparties which may increase the Fund’s exposure to counterparty credit risk. As contract terms may provide for collateral to cover the variation margin exposure arising under the contract only if a minimum transfer amount is triggered, the Fund may have an uncollateralized risk exposure to a counterparty.

The use of spot foreign exchange contracts may also expose the Fund to legal risk, which is the risk of loss due to the unexpected application of a law or regulation, or because contracts are not legally enforceable.

Tracking error risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units. Imperfect correlation between the Fund’s portfolio securities and those in its Underlying Index, rounding of prices, changes to the Underlying Index and regulatory requirements may cause tracking error, the divergence of the Fund’s performance from that of its Underlying Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result

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because the Fund incurs fees and expenses while its Underlying Index does not. Because the Fund utilizes a representative sampling indexing strategy, the Fund may experience higher tracking error than it would if it held all the securities of its Underlying Index with the same weightings as the Underlying Index. In addition, the Fund may not be able to invest in certain securities and other instruments included in its Underlying Index, or invest in them in the exact proportions they represent of its Underlying Index, due to legal restrictions or limitations imposed by the governments of certain countries or a lack of liquidity on stock exchanges in which such securities trade. Moreover, the Fund may be delayed in purchasing or selling securities and other instruments included in its Underlying Index. Any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the tracking error risk. The Underlying Fund is subject to the same risks, which thus would affect the Fund to the extent it invests in the Underlying Fund.

Market price risk. Fund Shares are expected to be listed for trading on NYSE Arca and will be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in the NAV and supply and demand for Shares. As a result, the trading prices of Shares may deviate significantly from NAV during periods of market volatility. Differences between secondary market prices and the value of the Fund’s holdings may be due largely to supply and demand forces in the secondary market, which may not be the same forces as those influencing prices for securities held by the Fund at a particular time. The Adviser cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. In addition, there may be times when the market price and the value of the Fund’s holdings vary significantly and you may pay more than the value of the Fund’s holdings when buying Shares on the secondary market, and you may receive less than the value of the Fund’s holdings when you sell those Shares. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the value of the Fund’s holdings, disruptions to creations and redemptions may result in trading prices that differ significantly from the value of the Fund’s holdings. In addition, the Fund may have a limited number of financial institutions that may act as “Authorized Participants.” Only Authorized Participants who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund (as described below under “Shareholder Redemptions – Creations and Redemptions”). If those Authorized Participants exit the business or are unable to process creation and/or redemption orders, and no other Authorized Participant is able to step forward to create and redeem in either of these cases, the Fund’s Shares may trade at a discount to NAV like closed-end fund shares (and may even face delisting). The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialist, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to the Fund’s NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. In addition, the securities held by the Fund may be traded in markets that close at a different time than the NYSE Arca. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when NYSE Arca is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares’ NAV is likely to widen. More generally, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. The bid-ask spread varies over time for shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has substantial trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). The Fund’s bid-ask spread may also be impacted by the liquidity of the underlying securities held by the Fund, particularly for newly launched or smaller funds or in instances of significant volatility of the underlying securities. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those Authorized Participants creating and redeeming directly with the Fund.

Cash redemption risk. Because the Fund invests a portion of its assets in foreign currency forward contracts, the Fund may pay out a portion of its redemption proceeds in cash rather than through the in-kind delivery of portfolio securities. The Fund may be required to unwind such contracts or sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize taxable income or gains that it might not have incurred if it had made a redemption in-kind. As a result the Fund may pay out higher annual capital gains distributions than if the in-kind redemption process was used. Only certain institutional investors known as Authorized Participants who have entered into an agreement with the Fund’s distributor may redeem shares from the Fund directly; all other investors buy and sell shares at market prices on an exchange.

Valuation risk. Because non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Securities Lending. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Fund receives liquid collateral equal to at

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least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis. The Fund may lend its portfolio securities in an amount up to 33 1/3 % of its total assets.

Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events, and securities lending in general, could trigger adverse tax consequences for the Fund and its investors. For example, if the Fund loans its securities, the Fund and its investors may lose the ability to treat certain Fund distributions associated with those securities as qualified dividend income.

Additional Investment Strategies

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index. The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities from Japanese issuers (including indirect investments through the Underlying Fund) and in instruments designed to hedge against the Fund’s exposure to the Japanese yen. In addition, the Fund will invest at least 80% of its total assets (but typically far more) in instruments that comprise the Underlying Index (including indirect investments through the Underlying Fund).

The Fund may invest its remaining assets in other securities, including securities not in the Underlying Index, cash and cash equivalents, money market instruments, such as repurchase agreements or money market funds (including money market funds advised by the Adviser, Sub-Adviser or their affiliates (subject to applicable limitations under the Investment Company Act of 1940, as amended (the “1940 Act”), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in futures contracts (including U.S. Treasury futures), options on futures contracts, other types of options and swaps related to its Underlying Index. The Fund will not invest in money market instruments or other short-term investments as part of a temporary defensive strategy to protect against potential stock market declines.

Each of the policies described herein, including the investment objective and 80% investment policies of the Fund, constitutes a non-fundamental policy that may be changed by the Board of the Trust without shareholder approval. The Fund’s 80% investment policies require 60 days’ prior written notice to shareholders before it can be changed. Certain fundamental policies of the Fund are set forth in the SAI.

Underlying Fund

Because the Fund invests a substantial portion of its assets in the Underlying Fund, the Fund’s investment performance is directly related to the performance of the Underlying Fund. Accordingly, the Fund’s NAV will change with changes in the value of the Underlying Fund and/or other securities in which the Fund invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Fund.

Currently, the Fund achieves its investment objective by investing a substantial portion of its assets in one Underlying Fund, the Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF.

The Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the JPX-Nikkei 400 Net Total Return Index.

In managing the Underlying Fund, TDAM uses a representative sampling index strategy. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to a specified benchmark index. Securities selected for the Underlying Fund are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the applicable underlying index. The Underlying Fund may or may not hold all of the securities that are included in its underlying index and may hold certain securities that are not included in its underlying index.

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Borrowing Money

The Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Additional Risks of Investing in the Fund

Absence of Active Market. Although shares of the Fund and the Underlying Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Trading Risks. Secondary market trading in Fund and Underlying Fund shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund and Underlying Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund and Underlying Fund shares will continue to be met or will remain unchanged.

Costs of Buying or Selling Fund Shares. Buying or selling Fund shares involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you will also incur the cost of the “spread” – that is, the difference between what professional investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Derivatives Risk. Derivatives are financial instruments, such as futures and swaps, whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. For example, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator. Derivative transactions can create investment leverage, may be highly volatile and the Fund could lose more than the amount it invests. Many derivative transactions are entered into “over-the-counter” (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). A liquid secondary market may not always exist for the Fund’s derivative positions at any time. In addition, the Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. The Underlying Fund is subject to the same risks, which thus would affect the Fund to the extent it invests in the Underlying Fund.

Futures. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return and the potential loss from futures can exceed the Fund’s initial investment in such contracts. The Underlying Fund is subject to the same risks, which thus would affect the Fund to the extent it invests in the Underlying Fund.

Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI. The top holdings of the Fund can be found at www.deutsche-etfs.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-855-329-3837 (1-855-DBX-ETFS).

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Management

Investment Adviser and Sub-Adviser. DBX Advisors LLC (“DBXA” or the “Adviser”), with headquarters at 345 Park Avenue, New York, New York 10154, is the investment adviser for the Fund. Under the oversight of the Board, the Adviser or a sub-adviser (under the oversight of the Adviser) makes the investment decisions, buys and sells securities for the Fund and conducts research that leads to these purchase and sale decisions.

Founded in 2010, the Adviser, an indirect, wholly owned subsidiary of Deutsche Bank AG, manages approximately $17.7 billion in 30 exchange-traded funds. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance. Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Adviser. Deutsche Asset & Wealth Management is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

The Adviser may utilize the resources of its global investment platform to provide investment management services through branch offices or affiliates located outside the U.S. In some cases, the Adviser may also utilize its branch offices or affiliates located in the U.S. or outside the U.S. to perform certain services, such as trade execution, trade matching and settlement, or various administrative, back-office or other services. To the extent services are performed outside the U.S., such activity may be subject to both U.S. and foreign regulation. It is possible that the jurisdiction in which the Adviser or its affiliate performs such services may impose restrictions or limitations on portfolio transactions that are different from, and in addition to, those in the U.S.

The Adviser has engaged TDAM USA Inc. (“TDAM”), located at 161 Bay Street, 35th Floor, TD Canada Trust Tower, Toronto, Ontario, Canada M5J 2T2 to serve as the sub-adviser for the Fund. TDAM, a registered investment adviser founded in 1995, is a direct wholly-owned subsidiary of The Toronto Dominion Bank. As of June 30, 2015, TDAM had approximately $29.63 billion under management, and asset management business (TD Asset Management Inc., TDAM USA Inc. and Epoch Investment Partners, Inc., each a wholly owned subsidiary of The Toronto-Dominion Bank) at TD Bank Group collectively managed $231.09 billion.

Management Fee

For its investment advisory services to the Fund, the Adviser is entitled to receive a 0.45% unitary management fee from the Fund at an annual rate as a percentage of the Fund’s average daily net assets.

Pursuant to the Investment Advisory Agreement between the Adviser and the Trust (entered into on behalf of the Fund), the Adviser is responsible for substantially all expenses of the Fund, including the payments to the Sub-Adviser, the cost of transfer agency, custody, fund administration, compensation paid to the Independent Trustees, legal, audit and other services except for the fee payments under the Investment Advisory Agreement, interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses.

The Adviser also has contractually agreed through October 1, 2016 to waive fees and/or reimburse the Fund’s expenses in order to limit the Fund’s net annual operating expenses to 0.45% of the Fund’s average daily net assets, except for interest expense (and any other expenses related to borrowing), Acquired Fund Fees and Expenses, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses (the “Expense Cap”). The Expense Cap will remain in effect until at least October 1, 2016 and may only be terminated with the consent of the Trust’s Board (and may not be terminated by the Adviser) prior to that time.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement and the Sub-Advisory Agreement will be available in the Fund’s semi-annual report to shareholders for the six months ending November 30, 2015.

Manager of Managers Structure. The Adviser and the Trust may rely on an exemptive order (the “Order”) from the SEC that permits the Adviser to enter into investment sub-advisory agreements with sub-advisers without obtaining shareholder approval. The Adviser, subject to the review and approval of the Board, selects sub-advisers for the Fund and supervises, monitors and evaluates the performance of the sub-adviser.

The Order also permits the Adviser, subject to the approval of the Board, to replace sub-advisers and amend investment sub-advisory agreements, including fees, without shareholder approval whenever the Adviser and the Board believe such action will benefit the Fund and its shareholders. The Adviser thus has the ultimate responsibility (subject to the ultimate oversight of the Board) to

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recommend the hiring and replacement of sub-advisers as well as the discretion to terminate any sub-adviser and reallocate the Fund’s assets for management among any other sub-adviser(s) and itself. This means that the Adviser is able to reduce the sub-advisory fees and retain a larger portion of the management fee, or increase the sub-advisory fees and retain a smaller portion of the management fee. Pursuant to the Order, the Adviser is not required to disclose its contractual fee arrangements with any sub-adviser. The Adviser compensates the sub-adviser out of its management fee.

Portfolio Managers.

Vishal Bhatia and Dino Bourdos, (the “Portfolio Managers”) are primarily responsible for the day-to-day management of each Fund. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his or her portfolio management team with more limited responsibilities.

Vishal Bhatia, CFA, is a Vice President and Director of TDAM for the past five years. Mr. Bhatia joined TD Asset Management Inc. in December 1996. As the lead of the Structured and Equity Index Team, he oversees research, portfolio management, and daily trading activity for U.S., Canadian and global equity funds. Mr. Bhatia is also a Product Specialist specifically responsible for developing and marketing passive and active fundamental equity strategies. In this capacity he works closely with existing and prospective clients to incorporate these strategies into solutions that meet their needs. Mr. Bhatia graduated from the University of Toronto with an Honours Bachelor of Science in Cell & Molecular Biology and is a CFA charterholder.

Dino Bourdos, CFA, is a Managing Director of TDAM for the past five years. Mr. Bourdos joined TD Asset Management Inc. as part of Canada Trust merger in February 2000. At TDAM, he is responsible for the management of and trading within derivatives-based strategies for a variety of equity, fixed income and currency overlay mandates. He also oversees the Derivatives and Passive & Structured Equity businesses. Mr. Bourdos is also a product specialist and is specifically responsible for developing and marketing portable alpha and derivatives-based strategies. In this capacity, he works closely with existing and prospective clients to provide solutions for managing overall portfolio, market and currency exposures. Prior to joining TDAM, Mr. Bourdos was an analyst and trader with Canada Trust Investment Management Group Inc. At CT IMG, his responsibilities included analyzing and trading derivatives, fixed income and currency products. Mr. Bourdos was awarded the CFA designation in 1998, completed the Chartered Market Technicians (CMT) program in 2001 and completed the first level of the Chartered Alternative Investment Analyst (CAIA) Program in 2008. He obtained his undergraduate degree in Economics from the University of Toronto in 1994.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership (if any) of shares in the Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell shares of the Fund, is available free of charge by calling toll-free: 1-855-329-3837 (1-855-DBX-ETFS) or visiting our website at www.deutsche-etfs.com.

Buying and Selling Shares. Shares of the Fund will be listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day at market prices like shares of other publicly-traded companies. The Trust does not impose any minimum investment for shares of the Fund purchased on an exchange. Buying or selling Fund shares involves two types of costs that may apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission or other charges determined by your broker. In addition, you may incur the cost of the “spread” – that is, any difference between the bid price and the ask price. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for shares of the Fund based on its trading volume and market liquidity, and is generally lower if the Fund has a lot of trading volume and market liquidity and higher if the Fund has little trading volume and market liquidity. The Fund’s Shares trade on NYSE Arca under the ticker symbol JPNH.

Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the section of this Prospectus entitled “Creations and Redemptions.” Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.

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The Board has evaluated the risks of market timing activities by the Fund’s shareholders. The Board noted that the Fund’s Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants and that the vast majority of trading in the Fund’s Shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, to the extent effected in-kind (i.e., for securities), such trades do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that such trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by Authorized Participants is critical to ensuring that the Fund’s Shares trade at or close to NAV. In addition, the Fund imposes both fixed and variable transaction fees on purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that with respect to the Fund it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

The national securities exchange on which the Fund’s shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the 1940 Act, restricts investments by registered investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust. However, this relief is not available for investments by registered investment companies in the Fund, since the Fund operates as a “fund-of-funds” by investing in the Underlying Fund.

Book Entry. Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Share Prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the intraday value of shares of the Fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund’s shares are listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and/or cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S., as is the case for the Fund. The Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV and makes no representation or warranty as to its accuracy.

Determination of Net Asset Value. The NAV of the Fund is generally determined once daily Monday through Friday generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board or its delegate.

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In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Equity investments are valued at market value, which is generally determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Debt securities’ values are based on price quotations or other equivalent indications of value provided by a third-party pricing service. Any such third-party pricing service may use a variety of methodologies to value some or all of the Fund’s debt securities to determine the market price. For example, the prices of securities with characteristics similar to those held by the Fund may be used to assist with the pricing process. In addition, the pricing service may use proprietary pricing models. In certain cases, some of the Fund’s debt securities may be valued at the mean between the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Short-term securities for which market quotations are not readily available are valued at amortized cost, which approximates market value. Money market securities maturing in 60 days or less will be valued at amortized cost. The approximate value of shares of the Fund, an amount representing on a per share basis the sum of the current value of the deposit securities based on their then current market price and the estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. As the respective international local markets close, the market value of the deposit securities will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second intervals. The value of the Underlying Index will not be calculated and disseminated intra day. The value and return of the Underlying Index is calculated once each trading day by the Index Providers based on prices received from the respective international local markets.

If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board. The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Underlying Index. This may adversely affect the Fund’s ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

Dividends and Distributions

General Policies. Dividends from net investment income, if any, are generally declared and paid semi-annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income or realized gains.

Dividends and other distributions on shares of the Fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Taxes. As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.

Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares.

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Taxes on Distributions. Distributions from the Fund’s net investment income (other than qualified dividend income), including distributions of income from securities lending and distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held such Fund’s shares. Distributions by the Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

Dividends are eligible to be qualified dividend income to you, if you meet certain holding period requirements discussed below, if they are attributable to qualified dividend income received by the Fund. Generally, qualified dividend income includes dividend income from taxable U.S. corporations and qualified non-U.S. corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. For this purpose, a qualified non-U.S. corporation means any non-U.S. corporation that is eligible for benefits under a comprehensive income tax treaty with the United States which includes an exchange of information program or if the stock with respect to which the dividend was paid is readily tradable on an established United States security market. The term excludes a corporation that is a passive foreign investment company.

For a dividend to be treated as qualified dividend income, the dividend must be received with respect to a share of stock held without being hedged by the Fund, and to a share of the Fund held without being hedged by you, for 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or in the case of certain preferred stock 91 days during the 181-day period beginning 90 days before such date.

In general, your distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If the Fund’s distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be re-characterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

If you are neither a resident nor a citizen of the United States or if you are a non-U.S. entity, the Fund’s ordinary income dividends (which include distributions of net short- term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares of the Fund.

Dividends and interest received by the Fund with respect to non-U.S. securities may give rise to withholding and other taxes imposed by non-U.S. countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the total assets of the Fund at the close of a year consist of non-U.S. stocks or securities, or if at least 50% of the value of the Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other regulated investment companies (such as the Underlying Fund), the Fund may “pass through” to you certain non-U.S. income taxes (including withholding taxes) paid or deemed paid by the Fund. This means that you would be considered to have received as additional gross income your share of such non-U.S. taxes, but you may, in such case, be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your U.S. federal income tax.

If you are a resident or a citizen of the United States, by law, back-up withholding (currently at a rate of 28%) will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares are Sold. Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S.

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individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.

Creations and Redemptions. Prior to trading in the secondary market, shares of the Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or multiples thereof (“Creation Units”). The size of a Creation Unit will be subject to change. Each “creator” or “Authorized Participant” enters into an authorized participant agreement with the Fund’s distributor, ALPS Distributors, Inc. (the “Distributor”). Only an Authorized Participant may create or redeem Creation Units. Creation Units generally are issued and redeemed in exchange for a specific basket of securities approximating the holdings of the Fund and a designated amount of cash. Because the Fund invests a portion of its assets in foreign currency forward contracts, the Fund may pay out a portion of its redemption proceeds in cash rather than through the in-kind delivery of portfolio securities. Except when aggregated in Creation Units, shares are not redeemable by the Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Orders for creations and redemptions must be made by an Authorized Participant that is a DTC participant and must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

The Fund intends to comply with the U.S. federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A.

Authorized Participants and the Continuous Offering of Shares. Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Transaction Fees. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The standard creation and redemption transaction fee of the Fund is $500. The maximum redemption fee, as a percentage of the amount redeemed, is 2%.

Householding. Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

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Distribution

The Distributor distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Adviser and/or its affiliates may pay additional compensation, out of their own assets and not as an additional charge to the Fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries (“financial advisers”) in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares (“revenue sharing”). For example, the Adviser and/or its affiliates may compensate financial advisers for providing the Fund with “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the Fund on preferred or recommended sales lists, fund “supermarket” platforms and other formal sales programs; granting the Adviser and/or its affiliates access to the financial adviser’s sales force; granting the Adviser and/or its affiliates access to the financial adviser’s conferences and meetings; assistance in training and educating the financial adviser’s personnel; and obtaining other forms of marketing support.

The level of revenue sharing payments made to financial advisers may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Fund attributable to the financial adviser, the particular fund or fund type or other measures as agreed to by the Adviser and/or its affiliates and the financial advisers or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Adviser and/or its affiliates from time to time, may be substantial, and may be different for different financial advisers based on, for example, the nature of the services provided by the financial adviser.

Receipt of, or the prospect of receiving, additional compensation may influence your financial adviser’s recommendation of the Fund. You should review your financial adviser’s compensation disclosure and/or talk to your financial adviser to obtain more information on how this compensation may have influenced your financial adviser’s recommendation of the Fund. Additional information regarding these revenue sharing payments is included in the Fund’s Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).

It is possible that broker-dealers that execute portfolio transactions for the Fund will include firms that also sell shares of the Fund to their customers. However, the Adviser will not consider the sale of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. Accordingly, the Adviser has implemented policies and procedures reasonably designed to prevent its traders from considering sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the Adviser and/or its affiliates will not use Fund brokerage to pay for their obligation to provide additional compensation to financial advisers as described above.

Fund Service Providers

The Bank of New York Mellon, 101 Barclay Street, New York, New York 10286 (“BNYM”), is the administrator, custodian and fund accounting and transfer agent for the Fund.

Dechert LLP, 1095 Avenue of the Americas, New York, New York 10036, serves as legal counsel to the Fund.

Ernst & Young LLP, 5 Times Square, New York, New York 10036, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

Index Providers

The JPX-Nikkei 400 Net Total Return USD Hedged Index is maintained and calculated jointly by Japan Exchange Group, Inc., Tokyo Stock Exchange, Inc. and Nikkei Inc. The Adviser has entered into a license agreement with the Index Providers to use the Underlying Index. The Adviser sublicenses rights in the Underlying Index to the Trust at no charge.

Disclaimers

“JPX-Nikkei 400 Net Total Return USD Hedged Index” and “JPX-Nikkei 400 Net Total Return Index” are servicemarks of Nikkei Inc. and the Tokyo Stock Exchange, Inc. (the “Index Vendor”) and has been licensed for use by Deutsche Bank AG. The Fund is not sponsored, endorsed, issued, sold or promoted by the Index Vendor nor does the Index Vendor make any representation regarding the advisability of investing in the Funds.

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Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing or trading of the shares of the Fund.

NYSE Arca does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of the shares of the Fund, or any other person or entity from the use of the subject index or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The Adviser does not guarantee the accuracy or the completeness of the Underlying Index or any data included therein and the Adviser shall have no liability for any errors, omissions or interruptions therein.

The Adviser makes no warranty, express or implied, to the owners of shares of the Fund or to any other person or entity, as to results to be obtained by the Fund from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

Premium/Discount Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year, when available, can be found at www.deutsche-etfs.com.

Financial Highlights

Because the Fund has not yet commenced operations, no financial highlights are presented.

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For more information:

WWW.DEUTSCHE-ETFS.COM

1-855-329-3837 (1-855-DBX-ETFS)

Copies of the Prospectus, SAI and recent shareholder reports, when available, can be found on our website at www.deutsche-etfs.com. For more information about the Fund, you may request a copy of the SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

If you have any questions about the Trust or shares of the Fund or you wish to obtain the SAI or shareholder report free of charge, please:

Call:	1-855-329-3837 or 1-855-DBX-ETFS (toll free) Monday through Friday, 8:30 a.m. to 6:30 p.m. (Eastern time) E-mail:dbxquestions@list.db.com

Write:	DBX ETF Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund is available on the EDGAR Database on the SEC’s website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Investment Company Act File No.: 811-22487

DBX ETF Trust

Statement of Additional Information

Dated July 31, 2015

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectus (the “Prospectus”) for the Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (the “Fund”) of DBX ETF Trust (the “Trust”), as such Prospectus may be revised or supplemented from time to time.

The Prospectus for the Fund included in this SAI is dated July 31, 2015. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s distributor, ALPS Distributors, Inc. (the “Distributor”), at 1290 Broadway, Suite 1100, Denver, Colorado 80203, calling 1-855-329-3837 (1-855-DBX-ETFS) or visiting www.deutsche-etfs.com.

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General Description of the Trust and the Fund

The Trust currently consists of 30 investment series or portfolios. The Trust was organized as a Delaware statutory trust on October 7, 2010 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Fund’s shares (the “Shares”) is registered under the Securities Act of 1933, as amended (the “1933 Act”).

The investment objective of the Fund is to provide investment results that correspond generally to the performance, before fees and expenses, of a specified benchmark index (an “Underlying Index”). The Fund is managed by DBX Advisors LLC (the “Adviser”) and is sub-advised by TDAM USA Inc. (the “Sub-Adviser” or “TDAM”).

The Fund offers and issues Shares at their net asset value (“NAV”) per Share only in aggregations of a specified number of Shares (“Creation Units”), generally in exchange for a basket of securities and other instruments included in its Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). Shares of the Fund are expected to be listed and trade on NYSE Arca, Inc. (the “Exchange”). Shares trade in the secondary market at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Units, and, partially for cash and partially in-kind for securities and other instruments generally included in the Fund’s Underlying Index. A Creation Unit consists of 50,000 Shares thereof.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Shares. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain with the Trust a cash deposit, equal to at least 115%, which the Adviser may change from time to time, of the market value of the omitted Deposit Securities. See the Creation and Redemption of Creation Units section of this SAI. Transaction fees for cash creations and redemptions may be higher than the transaction fees associated with in-kind creations and redemptions.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Shareholder Information section of the Fund’s Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Shares of the Fund will be listed for trading and will trade throughout the day on the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of any Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of the Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 beneficial owners of Shares of the Fund for 30 or more consecutive trading days, (ii) the value of the Underlying Index on which the Fund is based is no longer calculated or available, (iii) the “indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available or (iv) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove Shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, when you buy or sell Shares through a broker you will incur a brokerage commission determined by that broker.

In order to provide additional information regarding the indicative value of Shares of the Fund, the Exchange or a market data vendor disseminates every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means an updated IOPV for the Fund as calculated by an information provider or market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs and makes no representation or warranty as to the accuracy of the IOPVs.

An IOPV has a securities component and a cash component. The securities values included in an IOPV are the values of the Deposit Securities for the Fund. While the IOPV reflects the current market value of the Deposit Securities required to be deposited in connection with the purchase of a Creation Unit, it does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time because the current portfolio of the Fund may include securities that are not a part of the current Deposit Securities. Therefore, the Fund’s IOPV disseminated during the Exchange trading hours should not be viewed as a real-time update of the Fund’s NAV, which is calculated only once a day.

The cash component included in an IOPV consists of estimated accrued interest, dividends and other income, less expenses. If applicable, each IOPV also reflects changes in currency exchange rates between the U.S. dollar and the applicable currency.

The Trust reserves the right to adjust the Share prices of Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investment Strategies and Risks

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index. Currently, the Fund achieves its investment objective by investing a substantial portion of its assets in one underlying fund, the Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF (the “Underlying Fund”). The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities from Japanese issuers (including indirect investments through the Underlying Fund) and in instruments designed to hedge against the Fund’s exposure to the Japanese yen. In addition, the Fund will invest at least 80% of its total assets, but typically far more, in instruments that comprise the Underlying Index (including indirect investments through the Underlying Fund). The Fund operates as an index fund and will not be actively managed. Adverse performance of a security in the Fund’s portfolio may not result in the elimination of the security from the Fund’s portfolio.

The Fund engages in representative sampling, which is investing in a sample of securities selected by the Adviser and/or Sub-Adviser to have a collective investment profile similar to that of the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the Underlying Index. Funds that use representative sampling generally do not hold all of the securities that are in the relevant Underlying Index.

Set forth below is more detailed information regarding types of instruments in which the Fund or the Underlying Fund may invest, strategies the Adviser and/or Sub-Adviser may employ in pursuit of the Fund’s or the Underlying Fund’s investment objective and related risks.

Diversification Status. The Fund is classified as “non-diversified.” A non-diversified fund is a fund that is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s Shares to greater price volatility than that experienced by more diversified investment companies.

The Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the Code may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective.

Currency Transactions. The Fund may enter into forward currency contracts designed to offset the Fund’s exposure to the Japanese yen. In addition, the Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders. The Fund invests in forward foreign currency exchange contracts to hedge against changes in the value of the U.S. dollar against the Japanese yen.

A foreign exchange forward contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

A non-deliverable forward contract (“NDF”) is a forward contract where there is no physical settlement of two currencies at maturity. NDFs are contracts between parties in which a net settlement amount based on the change in the specified foreign exchange rate is paid by one party to the other. The Fund’s obligations with respect to each NDF is accrued on a daily basis and an amount of cash or liquid securities at least equal to such amount maintained in an account at the Trust’s custodian bank. The risk of loss with respect to NDFs generally is limited to the net amount of payments that a Fund is contractually obligated to make or receive.

A foreign currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Investments in Underlying Fund and other Investment Companies. To implement its strategy, the Fund may invest some or all of its assets in the Underlying Fund. The Underlying Fund generally invests directly in portfolio securities. The Fund may also invest in other investment companies to the extent permitted by law.

Repurchase Agreements. The Fund and the Underlying Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund or the Underlying Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

In any repurchase transaction, collateral for a repurchase agreement may include cash items, obligations issued by the U.S. government or its agencies or instrumentalities, obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSRO”), or, if unrated, determined to be of comparable quality by the Adviser and/or Sub-Adviser. Collateral, however, is not limited to the foregoing and may include for example obligations rated below the highest category by NRSROs. Collateral for a repurchase agreement may also include securities that the Fund or the Underlying Fund could not hold directly without the repurchase obligation. Irrespective of the type of collateral underlying the repurchase agreement, a repurchase obligation with a particular counterparty must satisfy the credit quality standards applicable to the acquisition of an instrument issued by such counterparty in compliance with Rule 2a-7 under the 1940 Act.

Repurchase agreements pose certain risks for the Fund and Underlying Fund that utilizes them. Such risks are not unique to the Fund and the Underlying Fund but are inherent in repurchase agreements. The Fund and the Underlying Fund seek to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, the Fund or the Underlying Fund would retain the status of an unsecured creditor of the counterparty (i.e., the position the Fund or the Underlying Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, the Fund or the Underlying Fund would be at risk of losing some or all of the principal and income involved in the transaction.

Reverse Repurchase Agreements. The Fund and the Underlying Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally the effect of such transactions is that the Fund or the Underlying Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund or the Underlying Fund is able to keep some of the interest income associated with those securities. Such transactions are advantageous only if the Fund or the Underlying Fund has an opportunity to earn a rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund or the Underlying Fund intends to use the reverse repurchase technique only when the Adviser and/or Sub-Adviser believe it will be advantageous to the Fund or the Underlying Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund’s or the Underlying Fund’s assets. The Fund’s or the Underlying Fund’s exposure to reverse repurchase agreements will be covered by assets having a value equal to or greater than such commitments. The Fund and the Underlying Fund maintain liquid assets in connection with reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

Short-Term Instruments and Temporary Investments. The Fund and the Underlying Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons including to the extent necessary to help the Fund or the Underlying Fund track its respective Underlying Index, but will not invest in money market instruments or other short-term investments as part of a temporary defensive strategy to protect against potential stock market declines. Money market instruments are generally short-term investments that may include but are not limited to: (i) Shares of money market funds (including those advised by the Adviser and/or Sub-Adviser); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s® Investors Service, Inc. or “A-1” by Standard & Poor’s® Rating Service, a division of The McGraw-Hill Companies, Inc. (“S&P®”), or if unrated, of comparable quality as determined by the Adviser and/or Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of the Adviser and/or Sub-Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund and the Underlying Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Foreign Securities. The Fund, either directly or through its investments in the Underlying Fund, purchases publicly traded common stocks of foreign issuers. To the extent the Fund or the Underlying Fund invests in stocks of foreign issuers, certain of the Fund’s or the Underlying Fund’s investments in such stocks may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and Non-Voting Depositary Receipts (“NVDRs”) (collectively, “Depositary Receipts”). Depositary Receipts are receipts, typically issued by a bank or trust issuer, which evidence ownership of underlying securities issued by a foreign issuer. For ADRs, the depositary is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other forms of Depositary Receipts, the depositary may be a foreign or U.S. entity, and the underlying securities may be issued by a foreign or a U.S. issuer. Depositary Receipts are not necessarily denominated in the same currency as their underlying securities. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets, NVDRs are designed for use in the U.S. securities markets, NVDRs are designed for use in the Thai securities market and GDRs are tradable both in the United States and in Europe and for designed for use throughout the world.

The Fund and the Underlying Fund will not invest in any unlisted Depositary Receipt or any Depositary Receipt that the Adviser and/or Sub-Adviser deem illiquid at the time of purchase or for which pricing information is not readily available. Depositary Receipts may be either sponsored or unsponsored. Therefore there may be less information available regarding such issuers and there may be no correlation between available information and the market value of Depositary Receipts. The Fund and the Underlying Fund may invest in fixed income securities issued by entities outside the U.S. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Foreign issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Restricted Securities/Rule 144A Securities. The Fund and the Underlying Fund may invest in securities offered pursuant to Rule 144A under the 1933 Act (“Rule 144A securities”), which are restricted securities. They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable in broad public markets. The Fund and the Underlying Fund may not be able to sell a restricted security promptly or at a reasonable price. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. Restricted securities that are deemed illiquid will count towards the Fund’s 15% limitation on illiquid securities. In addition, transaction costs may be higher for restricted securities than for more liquid securities. The Fund or the Underlying Fund may have to bear the expense of registering Rule 144A securities for resale and the risk of substantial delays in effecting the registration.

Securities of Investment Companies. The Fund and the Underlying Fund may invest in the securities of other investment companies (including money market funds) and real estate investment trusts (“REITs”) to the extent allowed by law. Pursuant to the 1940 Act, the Fund’s or the Underlying Fund’s investment in investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Fund’s or the Underlying Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s or the Underlying Fund’s total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, the Fund and the Underlying Fund may invest their assets in the securities of investment companies that are money market funds, including those advised by the Adviser and or Sub-Adviser or otherwise affiliated with the Adviser and/or Sub-Adviser, in excess of the limits discussed above. Other investment companies in which the Fund or the Underlying Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, that would be in addition to those incurred by the Fund the Underlying Fund.

Illiquid Securities. The Fund and the Underlying Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities (calculated at the time of investment). Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. The Fund and the Underlying Fund may enter into futures contracts and options. These futures contracts and options will be used to simulate investment in the Underlying Index, facilitate trading or reduce transaction costs. The Fund and the Underlying Fund will enter into futures contracts and options that are traded on a U.S. or non-U.S. exchange. Neither the Fund nor the Underlying Fund will use futures or options for speculative purposes. The Fund and the Underlying Fund intend to use futures and options in accordance with Rule 4.5 promulgated under the Commodity Exchange Act (“CEA”). The Adviser, on behalf of the Fund and the Underlying Fund, has claimed an exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that the Fund and the Underlying Fund are not subject to registration or regulation as a commodity pool operator under the CEA.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. The Fund and the Underlying Fund may enter into futures contracts to purchase the value of one or more securities indexes when the Adviser and/or Sub-Adviser anticipate purchasing the underlying securities and believe prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be maintained.

A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at a specified exercise price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. Investments in futures contracts and other investments that contain leverage may require the Fund to maintain liquid assets. Generally, the Fund and the Underlying Fund maintain an amount of liquid assets equal to its obligations relative to the position involved, adjusted daily on a marked-to-market basis. With respect to futures contracts that are contractually required to “cash-settle,” the Fund maintains liquid assets in an amount at least equal to the Fund’s daily marked-to-market obligation (i.e., the Fund’s daily net liability, if any), rather than the contracts’ notional value. By maintaining assets equal to its net obligation under cash-settled futures contracts, the Fund and the Underlying Fund may employ leverage to a greater extent than if the Fund set aside assets equal to the futures contracts’ full notional value. The Fund and the Underlying Fund base their asset maintenance policies on methods permitted by the staff of the SEC and may modify these policies in the future to comply with any changes in the guidance articulated from time to time by the SEC or its staff.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited to the agreed upon price per Share, also known as the strike price, less the premium received from writing the put.

The Fund and the Underlying Fund may purchase and write put and call options on futures contracts that are traded on an exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Upon entering into a futures contract, the Fund or the Underlying Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund or the Underlying Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, the Fund of the Underlying Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. Pursuant to a claim for exclusion filed with the National Futures Association (“NFA”) on behalf of the Fund and the Underlying Fund, the Trust is not deemed to be a “commodity pool operator” (“CPO”), under the Commodity Exchange Act (“CEA”), and it is not subject to registration or regulation as such under the CEA. The Investment Adviser is not deemed to be a “commodity trading advisor” with respect to its services as an investment adviser to the Fund and the Underlying Fund. In February 2012, the CFTC adopted certain regulatory changes that may subject the Investment Adviser to register with the CFTC as CPO if the Fund or the Underlying Fund is unable to comply with certain trading and marketing limitations on its investments in futures and certain other instruments. With respect to investments in swap transactions, commodity futures, commodity options or certain other derivatives used for purposes other than bona fide hedging purposes, the Trust, on behalf of the Fund and the Underlying Fund, must meet one of the following tests under the amended regulations in order to claim an exclusion from the definition of a CPO. First, the aggregate initial margin and premiums required to establish the Fund’s or the Underlying Fund’s positions in such investments may not exceed five percent of the liquidation value of the Fund’s or the Underlying Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the Fund’s or the Underlying Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, each of the Fund and the Underlying Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. In the event that the Investment Adviser is required to register as a CPO with respect to the Fund or the Underlying Fund, the disclosure and operations of the Fund or the Underlying Fund would need to comply with all applicable CFTC regulations. Compliance with these additional registration and regulatory requirements could increase operational expenses. Other potentially adverse regulatory initiatives could also develop.

Swap Agreements. Over-the-counter (“OTC”) swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be performed on a net basis, with the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of liquid assets having an aggregate value at least equal to the accrued excess will be maintained by the Fund. Cleared swap agreements are contracts in which payments are guaranteed by a central clearinghouse.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Tracking Stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to Shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

Lending of Portfolio Securities. To generate additional income, the Fund may lend a percentage of its investment securities to approved institutional borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations, in exchange for collateral in the form of cash or US government securities. By lending its investment securities, the Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would belong to the Fund. The Fund may lend its investment securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises or the value of non-cash collateral declines (i.e., the borrower “marks to the market” on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receives a reasonable return on the loan (consisting of the return achieved on investment of the cash collateral, less the rebate owed to borrowers, plus distributions on the loaned securities and any increase in their market value). The Fund may pay reasonable fees in connection with loaned securities, pursuant to written contracts, including fees paid to the Fund’s custodian and fees paid to a securities lending agent, including a securities lending agent that is an affiliate of the Adviser. Voting rights may pass with the loaned securities, but if an event occurs that the Adviser determines to be a material event affecting an investment on loan, the loan must be called and the securities voted. Cash collateral received by the Fund may be invested in a money market fund managed by the Adviser (or one of its affiliates).

The Fund is subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments. To the extent the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. If the borrower defaults on its obligation to return securities lent because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities lent or gaining access to collateral. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. However, loans will be made only to borrowers selected by the Fund’s delegate after a commercially reasonable review of relevant facts and circumstances, including the creditworthiness of the borrower.

In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income.

Future Developments. The Board may, in the future, authorize the Fund to invest in securities and investments other than those listed in this SAI and in the Fund’s Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies, and do not present material risks other than those listed in this SAI and/or the Fund’s Prospectus, as those may be amended or supplemented from time to time.

General Considerations and Risks

A discussion of some of the risks associated with an investment in the Fund is contained in the Prospectus. Because the Fund expects to obtain its exposure to the securities in the Underlying Index substantially through its investment in the Underlying Fund, shareholders should be aware that the risks of investment in particular types of securities, economic sectors and geographic locations discussed below may be borne by the Fund through its investment in the Underlying Fund. Through its investment in the Underlying Fund, the Fund will also bear the risks described below associated with the Underlying Fund’s use of portfolio management techniques in addition to the risks associated with those activities if the Fund engages in them directly.

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of stocks in general and other factors that affect the market.

Risks of Equity Securities. An investment in the Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares of a Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Holders of common stocks incur more risks than holders of preferred stocks and debt obligations because common stockholders generally have rights to receive payments from stock issuers inferior to the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (the value of which, however, is subject to market fluctuations prior to maturity), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

Although most of the securities in each Underlying Index are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Derivatives. A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Risks of Currency Transactions. Currency exchange transactions involve a significant degree of risk and the markets in which currency exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Currency exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If the Fund utilizes foreign currency transactions at an inappropriate time, such transactions may not serve their intended purpose of improving the correlation of the Fund’s return with the performance of the Underlying Index and may lower the Fund’s return. The Fund could experience losses if the value of any currency forwards and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. Such contracts are subject to the risk that the counterparty will default on its obligations. In addition, the Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While the Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying the future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to a direct investment in the types of stocks in which they invest.

Utilization of futures and options on futures by the Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by the Adviser and/or Sub-Adviser as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Risks of Swap Agreements. The risk of loss with respect to OTC swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Central clearing is expected to decrease counterparty risk and increase liquidity compared to un-cleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant’s swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member FCM may be in excess of the collateral required to be posted by a fund to support its obligations under a similar un-cleared swap. It is expected, however, that regulators will adopt rules imposing certain margin requirements, including minimums, on un-cleared swaps in the near future, which could reduce the distinction.

Risks of Investing in Non-U.S. Equity Securities. An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on foreign exchanges. These risks include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in securities issued by issuers domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor’s local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country’s currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Investing in the Fund also involves certain risks and considerations not typically associated with investing in a fund whose portfolio contains exclusively securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation; greater social, economic, and political uncertainty; the risk of nationalization or expropriation of assets; and the risk of war.

Dividend Risk. There is no guarantee that the issuer of the stocks held by the Fund will declare dividends in the future or that if declared, they will either remain at current levels or increase over time.

Proxy Voting

The Fund has delegated proxy voting responsibilities to the Adviser, subject to the Board’s general oversight. The Fund has delegated proxy voting to the Adviser with the direction that proxies should be voted consistent with the Fund’s best economic interests. The Adviser has adopted its own Proxy Voting Policies and Procedures (Policies), and Proxy Voting Guidelines (Guidelines) for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund and the interests of the Adviser and its affiliates. The Policies are included in Appendix A.

You may obtain information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 by visiting the Securities and Exchange Commission’s website at www.sec.gov or by visiting our web site at deutsche-etfs.com (click on “proxy voting” at the bottom of the page).

Portfolio Holdings Information

The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy.

The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchanges via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Trust, the Adviser and the Administrator will not disseminate non-public information concerning the Trust.

Construction and Maintenance of the Underlying Index

Description of the JPX-Nikkei 400 Net Total Return USD Hedged Index is provided below.

The JPX-Nikkei 400 Net Total Return USD Hedged Index is maintained and calculated jointly by Japan Exchange Group, Inc. (“JPX”), Tokyo Stock Exchange, Inc. (“TSE”) and Nikkei Inc. (collectively, the “Index Providers”). The Underlying Index is designed to reflect the performance of the Japanese stock market, specifically companies which are primarily listed on the TSE 1st section, TSE 2nd section, TSE Mothers or JASDAQ markets. The currency of the component securities is the Japanese yen. The Underlying Index is calculated on the returns of the JPX-Nikkei 400 Net Total Return Index, which is comprised of the same component securities (using the same rules-based methodology, as described below). As a distinction to the JPX-Nikkei 400 Net Total Return Index, the Underlying Index includes a currency hedging component.

In order to be eligible for inclusion in the Underlying Index, equity securities must meet the following criteria:

(1) Must have been listed on the TSE first section (for large companies), the TSE second section (for middle-sized companies), the TSE “Mothers” section (for high-growth and emerging stocks) or the JASDAQ Stock Exchange (“JASDAQ”) for at least three years;

(2) Generally, must be common stocks (non-common stocks may be included in the eligible constituents if they are regarded as equivalent to common stocks and their inclusion is deemed particularly necessary by the Index Providers);

(3) Must have more assets than liabilities for the last three fiscal years;

(4) Must have no operating or overall deficit in the last three fiscal years;

(5) No notes to the going concern assumption in the company’s financial statements, and must not have a statement that there is a significant insufficiency or not possible to release appraisal of internal controls in the company’s internal control report;

(6) Are not designated as a security to be de-listed or a security on alert; and

(7) In the past year, must not have been subject to (a) public announcement measures1, (b) request for improvement reports for public inspection, or (c) payment of a penalty for violation of the listing agreement.

The top 1,000 companies that meet the above criteria, ranked by market capitalization, will be selected based on trading volume during the past three years and current market capitalization as of the base date for selection (typically the last business day of June). The top 1,000 securities by market capitalization shall be selected in descending order out of the 1,200 securities with the highest trading value in the three years since the base date (such 1,200 securities being the “Selection Pool”). In cases where less than 1,000 securities are eligible to be selected per this method, the remaining securities shall be selected by taking the remaining securities in the Selection Pool that have the highest market capitalization on the base date.

The 1,000 securities selected are then scored according to the ranking of the following three items (i.e., first will be allocated 1,000 points and last will be allocated one point). An overall score is then determined by aggregating those ranking scores with the following weights:

(1) Three year return on equity: 40%;

(2) Three year cumulative operating profit: 40%; and

(3) Market capitalization on the selection date: 20%.

[1]	The TSE may issue a public announcement in any of the following cases: (i) where the TSE deems a listed company violated a provision(s) pertaining to timely disclosure; (ii) where the TSE deems a listed company violated a provision(s) pertaining to “Matters to Be Observed” in the TSE’s Code of Corporate Conduct; and (iii) where a listed company violates the provisions of Article 331 (Qualifications of Directors), Article 335 (Qualifications of Company Auditors), Article 337 (Qualifications of Accounting Auditors), or Article 400 (Appointment of Committee Members) of the Companies Act of Japan.

The 400 highest scoring securities will then be selected as constituents of the Underlying Index and weighted according to free float (i.e., the amount available for trading) market capitalization. No one Underlying Index component may comprise more than 1.5% of the Underlying Index as of the base date. The Underlying Index is rebalanced annually in August.

The Underlying Index is a total return index. A total return index calculates the performance of the index constituents on the basis that any dividends or distributions are reinvested.

For U.S. investors, international equity investments include two components of return. The first is the return attributable to stock prices in the non-U.S. market or markets in which an investment is made. The second is the return attributable to the value of non-U.S. currencies relative to the U.S. dollar. By hedging exposure to the fluctuations in the value of the Japanese yen relative to the U.S. dollar, the Underlying Index seeks to track the performance of Japanese equity securities that is attributable solely to stock prices.

The Underlying Index hedges the Japanese yen in the Underlying Index to the U.S. dollar by including the impact of selling the Japanese yen forward at the one-month forward rate published by WM/Reuters. With respect to the Underlying Index, the weight of the currency corresponds to the relative market cap weight of the securities quoted in that currency in the Underlying Index. More precisely, the weights are derived from the aggregate free-float adjusted market capitalization of the securities quoted in the Japanese yen in the Underlying Index as of the close of two business days before the first calendar day of the following month, but taking into account any month end changes in the index constituents due to rebalancing and corporate actions. The Underlying Index is rebalanced monthly on the last trading day of the month, when the index will reflect the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of the following month and remain constant during the month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of the Underlying Index incorporates daily changes in the market value of the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Investment Limitations

The Board has adopted as non-fundamental policies the investment objectives of the Fund discussed in this SAI. Therefore, the Fund may change its investment objective and its Underlying Index without a Shareholder vote. The Board has adopted as fundamental policies for the Fund set forth below investment restrictions numbered 1 through 6 below. The restrictions for such Fund cannot be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, and (b) more than 50% of outstanding voting securities.

The Fund will not:

1. Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that the Fund will concentrate to the extent that its underlying index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political sub-divisions are not considered to be issued by members of any industry;

2. Borrow money, except that (i) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) the Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques; to the extent that it engages in transactions described in (i) and (ii), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law;

3. Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time;

4. Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time;

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other investments (but this restriction shall not prevent the Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts (but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts, including options on currencies to the extent consistent with the Fund’s investment objectives and policies); or

6. Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the 1933 Act, the disposing of portfolio securities.

For purposes of the concentration policy in investment limitation (1), municipal securities with payments of principal or interest backed by the revenue of a specific project are considered to be issued by a member of the industry which includes such specific project. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of July 31, 2015, the Underlying Index was substantially comprised of issuers in the industrials (20.66%), consumer discretionary (19.05%) and financial services (18.94%) sectors.

Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits a fund from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, and firm commitment agreements, when such investments are “covered” or with appropriate earmarking or segregation of assets to cover such obligations.

Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

In addition to the investment limitations adopted as fundamental as set forth above, the Fund observes the following restrictions, which may be changed by the Board without a Shareholder vote. The Fund will not:

1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in-kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short;

2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin;

3. Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act;

4. Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities); and

5. Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

If any percentage restriction described above is complied with at the time of investment, a later increase or decrease in percentage resulting from any change in value or total or net assets will not constitute in a violation of such restriction, except that fundamental limitation (2) will be observed continuously in accordance with applicable law.

The Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities from Japanese issuers (including indirect investments through the Underlying Fund) and in instruments designed to hedge against the Fund’s exposure to the Japanese yen. In addition, the Fund will invest at least 80% of its total assets, but typically far more, in instruments that comprise the Underlying Index (including indirect investments through the Underlying Fund).

Management

Trustees and Officers. The Board has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by the Adviser, the Sub-Adviser and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Trust currently has four Trustees. Three Trustees have no affiliation or business connection with the Adviser or Sub-Adviser or any of their affiliated persons and do not own any stock or other securities issued by the Adviser or Sub-Adviser. These are the “non-interested” or “independent” Trustees (the “Independent Trustees”). The other Trustee (the “Interested Trustee”) is affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below. The Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the Fund Complex consists of the Trust’s 30 funds, as well as the mutual funds advised by certain other affiliates of the Adviser.

Independent Trustees

Name, Address, and Age	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director During Past 5 Years

J. David Officer Age: 66 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Nominating Committee and Member of the Audit Committee	Since 2011 (Chairman of the Nominating Committee since 2015)	Independent Director; Formerly, Vice Chairman, The Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	30	Ilex Partners (Asia), LLC; Old Westbury Funds; MAN Long/Short Fund; GLG Investment Series Trust.

Stephen R. Byers Age: 61 345 Park Avenue New York, New York 10154	Lead Independent Trustee, Member of the Audit and Nominating Committees	Since 2011 (Lead Independent Trustee since 2015)	Retired. Previously, Chief Investment Officer, The Dreyfus Corporation (2000-2006).	30	Sierra Income Corporation; College of William and Mary, Graduate School of Business.

George O. Elston Age: 50 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Audit Committee and Member of the Nominating Committee	Since 2011 (Chairman of the Audit Committee since 2015)	Senior Vice President and Chief Financial Officer, KBI BioPharma (2013-present); M&A Advisor, Chief Financial, Operating and Business Officer, Optherion, Inc. (2008-2010); and Vice President, Finance and Government Affairs, Secretary and Treasurer, Elusys Therapeutics, Inc. (2000-2007).	30	Celldex Therapeutics.

Interested Trustee

Name, Address, and Age	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director During Past 5 Years
Alex Depetris Age: 35 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Board, President, Chief Executive Officer and Secretary	Since 2010	Director in the Deutsche Asset and Wealth Management Passive Asset Management Group at Deutsche Bank AG since 2008; Associate, Arnold & Porter, 2006-2008.	30	Director, Chairman of the Board of db-X Exchange Traded Funds Inc.

Officers

Name, Address, and Age	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael Gilligan Age: 48 345 Park Avenue New York, New York 10154	Treasurer, Chief Financial Officer and Controller	Since 2010	Director in the Finance Division at Deutsche Bank AG since 2008. Chief Financial Officer, DBX Advisors LLC, since 2010. Chief Financial Officer of Global Passive Asset Management Platform since 2012.

Fiona Bassett Age: 40 345 Park Avenue New York, New York 10154	Chief Operating Officer	Since 2014	Managing Director in the Deutsche Asset and Wealth Management Passive Asset Management Group at Deutsche Bank AG and Head of Passive Americas Asset and Wealth Management Platform since 2014; Managing Director, COO Global Key Projects and Integration at Deutsche Asset and Wealth Management, 2012-2014; Managing Director at Deutsche Bank AG, 2004-2012.

Frank Gecsedi Age: 47 345 Park Avenue New York, New York 10154	Chief Compliance Officer	Since 2010	Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division since 2010; Vice President and Compliance Manager at Bank of America Merrill Lynch (formerly Merrill Lynch), 2000 -2010.

Board Leadership, Structure and Oversight Responsibilities.

Board Structure. As noted above, the Board is responsible for oversight of the Fund, including oversight of the duties performed by the Adviser for the Fund under the investment advisory agreement (the “Investment Advisory Agreement”). The Board generally meets in regularly scheduled meetings four times a year, and may meet more often as required.

Mr. Depetris, an Interested Trustee, serves as chairman of the Board. The Board is comprised of a super-majority (75 percent) of Independent Trustees. The chairmen of the Audit Committee and Nominating Committee (each of which consists solely of Independent Trustees) serve as liaisons between the Adviser and other service providers and the other Independent Trustees. Each such chairman is an Independent Trustee. Effective February 19, 2015, the Independent Trustees appointed Mr. Byers as the “Lead Independent Trustee.” The Lead Independent Trustee’s role is non-executive in nature, and the Lead Independent Trustee shall not be responsible for the day-to-day operation or administration of the Trust, nor for decisions with respect to matters that would otherwise be within the purview of the Board of Trustees as a whole or the Independent Trustees as a group.

The Lead Independent Trustee of the Board of Trustees has the following role and responsibilities and may exercise the following authorities with respect to the Trust:

•	To preside at the executive sessions of the Independent Trustees;

•	To consult with the chairman of the Board with respect to the setting of the agenda of the meetings of the Board, including the topics discussed, the amount of time spent on each topic and the order in which topics are addressed;

•	To coordinate with Committee chairmen with respect to the agenda of any Committee meeting, as appropriate;

•	To serve as a principal liaison between the Independent Trustees and management and other service providers of the Trust; and

•	To have, exercise and perform such additional functions with respect to the Trust as from time to time may be agreed to with the chairman of the Board.

The Board regularly reviews its Committee structure and membership and believes that its current structure is appropriate based on the fact that the Independent Trustees constitute a super-majority of the Board, the role of the Committee chairmen (who are Independent Trustees), the assets and number of funds overseen by the Trustees, as well as the nature of the Fund’s business as an ETF which is managed to track the performance of a specified index.

Risk Oversight. The Fund is subject to a number of risks, including operational, investment and compliance risks. The Board, directly and through its Committees, as part of its oversight responsibilities, oversees the services provided by the Adviser and the Trust’s other service providers in connection with the management and operations of the Fund, as well as their associated risks. Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address these risks. The Board, directly and through its Committees, receives and reviews information from the Adviser, other service providers, the Trust’s independent registered public accounting firm and Trust counsel to assist it in its oversight responsibilities. This information includes, but is not limited to, reports regarding the Fund’s investments, including Fund performance and investment practices, valuation of Fund portfolio securities, and compliance. The Board also reviews, and must approve any proposed changes to, the Fund’s investment objective, policies and restrictions, and reviews any areas of non-compliance with the Fund’s investment policies and restrictions. The Audit Committee monitors the Trust’s accounting policies, financial reporting and internal control system and reviews any internal audit reports impacting the Trust. As part of its compliance oversight, the Board reviews the annual compliance report issued by the Trust’s Chief Compliance Officer on the policies and procedures of the Trust and its service providers, proposed changes to the policies and procedures and quarterly reports on any material compliance issues that arose during the period.

Experience, Qualifications and Attributes. The Board has concluded, based on each Trustee’s experience, qualifications and attributes, that each Board member should serve as a Trustee. Following is a brief summary of the information that led to this conclusion.

Mr. Stephen Byers. Mr. Byers gained extensive experience with a variety of financial, accounting, management, regulatory and operational issues facing funds through his more than 30 years of experience on the boards and/or in senior management of such companies as The Dreyfus Corporation, Gruntal & Co., LLC, Painewebber, Citibank/Citicorp and American Airlines. Mr. Byers possesses a strong understanding of the regulatory framework under which investment companies must operate and can provide management input and investment guidance to the Board.

Mr. George Elston. Through his prior positions on the boards and in senior management of such companies as KBI BioPharma, Inc., Celldex Therapeutics, Optherion, Inc. and Elusys Therapeutics, Mr. Elston has experience with a variety of financial, management, regulatory and operational issues as well as experience with marketing and distribution. Mr. Elston also has experience as a managing partner of Chatham Partners LLC.

Mr. David Officer. Mr. Officer has over 30 years of experience in the financial services industry and related fields, including his positions on the boards and/or in senior management of such companies as The Bank of New York Mellon, The Dreyfus Corporation, Laurel Capital Advisors and Bank of New England. In addition to his experience with financial, investment and regulatory matters, Mr. Officer has extensive accounting knowledge through his education and experience as a principal financial officer, principal accounting officer, controller, public accountant or auditor at his previous positions.

Mr. Alex Depetris. In addition to his tenure as Director in the DBX Group at Deutsche Bank AG, Mr. Depetris has experience as an attorney at the law firms of Arnold & Porter and Sullivan & Worcester. Therefore, Mr. Depetris has extensive knowledge of the regulatory framework under which investment companies operate, including with respect to exchange-traded funds.

Committees of the Board of Trustees. The Board has two standing committees, the Audit Committee and the Nominating Committee, and has delegated certain responsibilities to those Committees.

Messrs. Byers, Elston and Officer currently serve as members of the Audit Committee. Mr. Elston currently serves as the chairman of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust’s independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm’s audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust’s internal controls. The Audit Committee met twice during the fiscal year ended May 31, 2015.

Messrs. Byers, Elston and Officer currently serve as members of the Nominating Committee. Mr. Officer currently serves as the chairman of the Nominating Committee. The Nominating Committee has the responsibility, among other things, to identify and recommend individuals for Board membership, and evaluate candidates for Board membership. The Board will consider recommendations for trustees from Shareholders. Nominations from Shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chairman of the Nominating Committee, as described below under the caption “Shareholder Communications to the Board.” During the fiscal year ended May 31, 2015, the Nominating Committee did not meet.

Shareholder Communications to the Board. Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). The shareholder may send the communication to either the Trust’s office or directly to such Board members at the address specified for each Trustee. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Remuneration of Trustees. The Trust pays each Independent Trustee (i) an annual retainer of $40,000; (ii) $3,000 for each Board meeting attended in person ($2,000 if the Board meeting is scheduled as in person but a Trustee attends telephonically) and $1,500 for each telephonic Board meeting; (iii) $1,500 to members of the Board’s Audit Committee for each meeting of the Audit Committee attended; (iv) a retainer of $4,000 to the chairperson of the Audit Committee; and (v) a retainer of $7,500 to the Lead Independent Trustee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The table below sets forth the compensation paid to each Trustee for the fiscal year ended May 31, 2015:

Name of Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund and Fund Complex
Alex Depetris	None	Not Applicable	Not Applicable	None
J. David Officer	$61,000	Not Applicable	Not Applicable	$61,000
Stephen R. Byers	$74,000	Not Applicable	Not Applicable	$74,000
George O. Elston	$69,500	Not Applicable	Not Applicable	$69,500

Effective June 1, 2015, the Board approved a new compensation structure pursuant to which the Trust will pay each Independent Trustee (i) an annual retainer of $80,000; (ii) $5,000 for each regularly scheduled Board meeting, $3,000 for each non-regularly scheduled Board meeting and $1,500 for each telephonic Board meeting; (iii) $2,500 to members of the Board’s Audit Committee for each meeting of the Audit Committee attended; (iv) a retainer of $8,000 to the chairperson of the Audit Committee; and (v) a retainer of $12,000 to the Lead Independent Trustee. The Trust will continue to reimburse each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

Control Persons and Principal Holders of Securities.

As of June 30, 2015, the officers and Trustees, as a group, owned beneficially less than 1% of the shares of the Fund.

As of the date of this SAI, no person of record owned 5% or more of the Fund’s outstanding Shares.

Potential Conflicts of Interest

The Adviser is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the Adviser is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the “Firm”) are engaged in businesses and have interests in addition to managing asset management accounts, such wide ranging activities involve real, potential or apparent conflicts of interest. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients’ advisory accounts.

The Adviser may take investment positions in securities in which other clients or related persons within the Firm have different investment positions. There may be instances in which the Adviser is purchasing or selling for its client accounts, or pursuing an outcome in the context of a workout or restructuring with respect to, securities in which the Firm is undertaking the same or differing strategy in other businesses or other client accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the Adviser’s advisory clients, including the Fund. The Adviser has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Fund’s Board.

Investment Advisory, Sub-Advisory, Administrative and Distribution Services

Investment Adviser and Sub-Adviser. DBX Advisors LLC serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement between the Trust and the Adviser. The Adviser is a Delaware limited liability company and was registered as an investment adviser under the Investment Advisers Act of 1940, as amended, in August 2010. DBX Advisors LLC was formed in June 2010 and is an indirect, wholly-owned subsidiary of Deutsche Bank AG.

TDAM USA Inc. serves as the investment sub-adviser to the Fund pursuant to a Sub-Advisory Agreement.

Under the Investment Advisory Agreement, the Adviser, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages and administers the Trust and manages the Sub-Adviser and manages or delegates to the Sub-Adviser the duties of the investment and reinvestment of the Fund’s assets. The Sub-Adviser manages the investment and reinvestment of the Fund’s assets on an ongoing basis under the supervision of the Adviser.

For its investment advisory services to the Fund, the Adviser is entitled to receive a unitary management fee from the Fund based on the Fund’s average daily net assets at an annual rate of 0.45%.

Under the Investment Advisory Agreement, the Adviser is responsible for substantially all expenses of the Fund (including the payments to the Sub-Adviser, the cost of transfer agency, custody, fund administration, compensation paid to the Independent Trustees in respect of the Independent Trustees’ service to the Fund (“Independent Trustee Fees”), legal, audit and other services) except for the fee payments under the Investment Advisory Agreement, interest expense, taxes, brokerage expenses, future distribution fees or expenses, litigation expenses and other extraordinary expenses.

The Investment Advisory Agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to the Fund is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). The Investment Advisory Agreement is also terminable upon 60 days’ notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Under the Sub-Advisory Agreement, the Sub-Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Sub-Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Sub-Advisory Agreement continues in effect until two years from its initial effective date, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees.

The Sub-Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to the Sub-Adviser, by the Adviser on 60 days’ written notice to the Sub-Adviser or by the Sub-Adviser on 60 days’ written notice to the Adviser and the Trust.

The Sub-Adviser is located at 161 Bay Street, 35th Floor, TD Canada Trust Tower, Toronto, Ontario, Canada M5J 2T2.

Manager of Managers Structure. The Adviser and the Trust may rely on an exemptive order (the “Order”) from the SEC that permits the Adviser to enter into investment sub-advisory agreements with sub-advisers without obtaining shareholder approval. The Adviser, subject to the review and approval of the Board, selects sub-advisers for the Fund and supervises, monitors and evaluates the performance of each sub-adviser.

The Order also permits the Adviser, subject to the approval of the Board, to replace sub-advisers and amend investment sub-advisory agreements, including fees, without shareholder approval whenever the Adviser and the Board believe such action will benefit the Fund and its shareholders. The Adviser thus has the ultimate responsibility (subject to the ultimate oversight of the Board) to recommend the hiring and replacement of sub-advisers as well as the discretion to terminate any sub-adviser and reallocate the Fund’s assets for management among any other sub-adviser(s) and itself. This means that the Adviser is able to reduce the sub-advisory fees and retain a larger portion of the management fee, or increase the sub-advisory fees and retain a smaller portion of the management fee. Pursuant to the Order, the Adviser is not required to disclose its contractual fee arrangements with any sub-adviser. The Adviser compensates the sub-adviser out of its management fee.

Portfolio Managers.

Set forth below is additional information regarding the individuals identified in the Prospectus as primarily responsible for the day-to-day management of the Fund (“Portfolio Managers”).

TDAM supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. TDAM utilizes teams of investment professionals acting together to manage the assets of the Fund. The TDAM Portfolio Managers that have direct oversight responsibility and are primarily responsible for the day-to-day management of the Fund are: Vishal Bhatia and Dino Bourdos.

Vishal Bhatia, CFA, is a Vice President and Director of TDAM for the past five years. Mr. Bhatia joined TD Asset Management Inc. in December 1996. As the lead of the Structured and Equity Index Team, he oversees research, portfolio management, and daily trading activity for U.S., Canadian and global equity funds. Mr. Bhatia is also a Product Specialist specifically responsible for developing and marketing passive and active fundamental equity strategies. In this capacity he works closely with existing and prospective clients to incorporate these strategies into solutions that meet their needs. Mr. Bhatia graduated from the University of Toronto with an Honours Bachelor of Science in Cell & Molecular Biology and is a CFA charterholder.

Dino Bourdos, CFA, is a Managing Director of TDAM for the past five years. Mr. Bourdos joined TD Asset Management Inc. as part of Canada Trust merger in February 2000. At TDAM, he is responsible for the management of and trading within derivatives-based strategies for a variety of equity, fixed income and currency overlay mandates. He also oversees the Derivatives and Passive & Structured Equity businesses. Mr. Bourdos is also a product specialist and is specifically responsible for developing and marketing portable alpha and derivatives-based strategies. In this capacity, he works closely with existing and prospective clients to provide solutions for managing overall portfolio, market and currency exposures. Prior to joining TDAM, Mr. Bourdos was an analyst and trader with Canada Trust Investment Management Group Inc. At CT IMG, his responsibilities included analyzing and trading derivatives, fixed income and currency products. Mr. Bourdos was awarded the CFA designation in 1998, completed the Chartered Market Technicians (CMT) program in 2001 and completed the first level of the Chartered Alternative Investment Analyst (CAIA) Program in 2008. He obtained his undergraduate degree in Economics from the University of Toronto in 1994.

Other Accounts Managed

The Portfolio Managers were also primarily responsible for the day-to-day management of other accounts, as set forth in the tables below.

As of June 30, 2015, Vishal Bhatia was responsible for the day-to-day portfolio management of 17 registered investment companies, 22 other pooled investment companies and 18 other accounts managed by TDAM.

As of June 30, 2015, Dino Bourdos was responsible for the day-to-day portfolio management of 0 registered investment companies, 8 other pooled investment companies and 26 other accounts managed by TDAM.

The tables below show the number of other accounts managed by each Portfolio Manager and the total assets in the accounts, as of June 30, 2015, except as otherwise noted, in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

The following table provides information relating to other accounts managed by Mr. Bhatia:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	17	22	18
Number of Accounts Managed with Performance-Based Fees	0	0	0
Assets Managed (assets in millions)	$16,628.71	$15,660.46	$1,930.27
Assets Managed with Performance-Based Fees	$0	$0	$0

The following table provides information relating to other accounts managed by Mr. Bourdos:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	0	8	26
Number of Accounts Managed with Performance-Based Fees	0	0	0
Assets Managed (assets in millions)	$0	$2,567.69	$17,329.51
Assets Managed with Performance-Based Fees	$0	$0	$0

Portfolio Manager Compensation

As a member of TD Bank Financial Group (“TDBFG”), TDAM has the following major components in its compensation program for the Portfolio Managers:

•	Base Salary

•	Annual Incentive Program

•	Long Term Incentive Plan

•	Profit Sharing Plan

TDAM maintains competitive salaries for all employees, based on independent research of the investment management industry.

Each Portfolio Manager may be eligible to participate in the Long Term Incentive Plan. The purpose of this plan is to encourage employees to increase their interest in TDBFG’s long term success by awarding them “Units” which will provide future compensation related to the price of the common shares of TD Bank at that future time.

The investment performance of products under management does not drive any variable components of compensation. Amounts paid under the Annual Incentive Program will vary. In the case of TDAM, these amounts are based on how well the individual employee and TDAM performed over the course of the most recent fiscal year.

Participation in the Profit Sharing Plan enables employees to share in the profits of TDAM, limited to a certain percentage.

Portfolio Manager Ownership of Fund Shares

As of July 31, 2015, none of the Portfolio Managers beneficially owned any Shares of the Fund.

Potential Conflicts of Interest

Because the Portfolio Managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. The Portfolio Managers may manage other portfolios that have a similar investment style as the Fund. However, the portfolios managed by a Portfolio Manager may not have portfolio compositions identical to those of the Fund managed by the Portfolio Manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The Portfolio Managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A Portfolio Manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a Portfolio Manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. However, the compensation structure for Portfolio Managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the Portfolio Manager’s bonus and there is no formula that is applied to weight the factors listed (see “Compensation of Portfolio Managers and Other Accounts Managed”). In addition, current trading practices do not allow TDAM to intentionally favor one portfolio over another as trades are executed as trade orders are received. Portfolios’ rebalancing dates also generally vary between fund families. Program trades created from the portfolio rebalance are executed at market on close. For additional information regarding potential conflicts of interest faced by the Adviser, see “Potential Conflicts of Interest”.

Codes of Ethics. The Trust, the Adviser, the Sub-Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Fund. The Codes of Ethics are on public file with, and are available from, the SEC.

Anti-Money Laundering Requirements. The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from Authorized Participants to enable it to form a reasonable belief that it knows the true identity of its Authorized Participants. This information will be used to verify the identity of Authorized Participants or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

Administrator, Custodian and Transfer Agent. The Bank of New York Mellon (“BNYM”) serves as administrator, custodian and transfer agent for the Fund. BNYM’s principal address is 101 Barclay Street, New York, New York 10286. Pursuant to the Fund Administration and Accounting Agreement with the Trust, BNYM provides necessary administrative, legal, tax and accounting and financial reporting services for the maintenance and operations of the Trust and the Fund. In addition, BNYM makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to a Custody Agreement with the Trust, BNYM maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records and provides other services. BNYM is required, upon the order of the Trust, to deliver securities held by BNYM and to make payments for securities purchased by the Trust for the Fund. Also, pursuant to the Custody Agreement, BNYM is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNYM acts as a transfer agent for the Fund’s authorized and issued Shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, BNYM receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly the Adviser from its management fee.

Distributor. The Distributor’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Shares of the Fund. The Distribution Agreement continues for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Units, as described in the Prospectus and below in the Creation and Redemption of Creation Units section of this SAI. Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the SAI to Authorized Participants purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ prior written notice to the other party following (i) the vote of a majority of the Independent Trustees, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund Shares. Such Soliciting Dealers must also be Authorized Participants (as defined below).

The Adviser may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of Shares. The Adviser currently pays the Distributor, from the Adviser’s own resources, for such purposes.

The Adviser and/or its subsidiaries or affiliates (“Deutsche-X Entities”) may pay certain broker-dealers and other financial intermediaries (“Intermediaries”) for certain marketing activities related to the Fund or other funds advised by the Adviser or its affiliates (“Deutsche-X Funds”) (with such payments being “Payments”). Any Payments made by Deutsche-X Entities will be made from their own assets and not from the assets of the Fund. Although a portion of Deutsche-X Entities’ revenue comes directly or indirectly in part from fees paid by the Fund and other Deutsche-X Funds, Payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Fund or other Deutsche-X Funds. Deutsche-X Entities may make Payments for Intermediaries’ participating in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about the Fund or for other activities, such as participation in marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems (“Education Costs”). Deutsche-X Entities may also make Payments to Intermediaries for certain printing, publishing and mailing costs associated with the Fund or materials relating to other Deutsche-X Funds or exchange-traded funds in general (“Publishing Costs”). In addition, Deutsche-X Entities may make Payments to Intermediaries that make shares of the Fund and certain other Deutsche-X Funds available to their clients or for otherwise promoting the Fund and other Deutsche-X Funds. Payments of this type are sometimes referred to as revenue-sharing payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive, Payments create conflicts of interest between the Intermediary and its clients and these financial incentives may cause the Intermediary to recommend the Fund and other Deutsche-X Funds over other investments. The same conflict of interest exists with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.

Deutsche-X Entities may determine to make Payments based on any number of metrics. For example, Deutsche-X Entities may make Payments at year end or other intervals in a fixed amount, based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more Deutsche-X Funds in a year or other period, any of which arrangements may include an agreed upon minimum or maximum payment, or any combination of the foregoing. Any payments made by the Deutsche-X Entities to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of the Fund or other Deutsche-X Funds.

Brokerage Transactions

The Adviser and/or the Sub-Adviser assume general supervision over placing orders on behalf of the Fund for the purchase and sale of portfolio securities. In selecting brokers or dealers for any transaction in portfolio securities, the Adviser’s and/or the Sub-Adviser’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Adviser and/or the Sub-Adviser based upon their knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s Shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

To the extent applicable and consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, and interpretations thereunder, the Adviser and/or the Sub-Adviser may cause a Fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services and products if the Adviser and/or Sub-Adviser determines in good faith that the commission is reasonable in relation to the services and products utilized. In addition to agency transactions, the Adviser and/or the Sub-Adviser may receive brokerage or research services and products in connection with certain riskless principal transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services and products may include but are not limited to: economic, industry, or company research reports or investment recommendations; subscriptions to certain financial publications; market data such as stock quotes, last sale prices, trading volumes and similar data; databases and software, including, but not limited to, quantitative analytical software; and products and services that assist in effecting transactions and functions incidental thereto, including services of third-party computer systems directly related to brokerage activities and routing settlement instructions. The Adviser and/or Sub-Adviser may use brokerage or research services and products furnished by brokers, dealers or service providers in servicing all client accounts, and not all services and products may necessarily be used in connection with the account that paid the commissions or spreads to the broker or dealer.

The Fund’s purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that the Adviser and/or the Sub-Adviser manage or advise and for which they have brokerage placement authority. If purchases or sales of portfolio securities of the Fund and one or more other accounts managed or advised by the Adviser and/or the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund and the other accounts in a manner deemed equitable to all by the Adviser and/or the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Fund. The Adviser and/or the Sub-Adviser may deal, trade and invest for their own account in the types of securities in which the Fund may invest. The Adviser and/or the Sub-Adviser may, from time to time, effect trades on behalf of and for the account of the Fund with brokers or dealers that are affiliated with the Adviser and/or the Sub-Adviser, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Fund will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.

Portfolio turnover may vary from year to year as well as within a year. High turnover rates may result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser and/or the Sub-Adviser based upon their knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

Additional Information Concerning the Trust

Shares. The Trust currently is comprised of 30 separate investment series or portfolios called funds. Each series issues Shares of common stock, no par value. The Trust issues Shares of beneficial interests in each fund with no par value. The Board may designate additional funds.

Each Share issued by a fund has a pro rata interest in the assets of that fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the

Board with respect to the relevant fund, and in the net distributable assets of such fund on liquidation. Each Share has one vote with respect to matters upon which the Shareholder is entitled to vote. In any matter submitted to Shareholders for a vote, each fund shall hold a separate vote, provided that Shareholders of all effected funds will vote together when: (1) required by the 1940 Act or (2) the Trustees determine that the matter affects the interests of more than one fund. Under Delaware law, the Trust is not required to hold an annual meeting of Shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of Shareholders unless required to do so under the 1940 Act. All Shares (regardless of the fund) have noncumulative voting rights in the election of members of the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the Shareholders.

Following the creation of the initial Creation Unit(s) of Shares of the Fund and immediately prior to the commencement of trading in the Fund’s Shares, a holder of Shares may be a “control person” of the Fund, as defined in the 1940 Act. The Fund cannot predict the length of time for which one or more Shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to DBX ETF Trust, c/o the Distributor, ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203, by email by writing to dbxquestions@list.db.com or by telephone by calling 1-855-329-3837 or 1-855-DBX-ETFS (toll free).

Termination of the Trust or the Fund. The Trust or the Fund may be terminated by a majority vote of the Board or the affirmative vote of a supermajority of the holders of the Trust or such Fund entitled to vote on termination. Although the Shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of Shares in a Creation Unit. In the event of a termination of the Trust or the Fund, the Board, in its sole discretion, could determine to permit the Shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust may make redemptions in kind, for cash or for a combination of cash or securities.

DTC as Securities Depository for Shares of the Fund. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, NYSE Amex Equities and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to Shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Units

General. The Trust issues and sells Shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the Fund’s NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. A Creation Unit for the Fund consists of 50,000 shares.

The Board reserves the right to declare a split or a consolidation in the number of Shares outstanding of any Fund of the Trust, and to make a corresponding change in the number of Shares constituting a Creation Unit, in the event that the per Share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

A “Business Day” with respect to the Fund is any day on which the Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, each Exchange observes the following holidays, as observed: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (i.e., the Deposit Securities), which constitutes an optimized representation of the securities of the relevant Fund’s Underlying Index, and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund.

The Cash Component is an amount equal to the difference between the NAV of the Shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any difference between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit.

The Adviser and/or Sub-Adviser makes available through the NSCC on each Business Day, prior to the opening of business on the Exchange, the list of names and the required number of Shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of Shares of a given Fund until such time as the next-announced Fund Deposit is made available.

The identity and number of Shares of the Deposit Securities pursuant to changes in composition of the Fund’s portfolio and changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser and/or Sub-Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities constituting the Underlying Index.

The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC of the Clearing Process (discussed below). The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under applicable securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under applicable securities laws, or in certain other situations. The adjustments described above will reflect changes, known to the Adviser and/or Sub-Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject index being tracked by the relevant Fund, or resulting from stock splits and other corporate actions.

Role of the Authorized Participant. Creation Units may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor (an “Authorized Participant”). Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of Shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement and that orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants. A list of current Authorized Participants may be obtained from the Distributor.

Purchase Order. To initiate an order for a Creation Unit, an Authorized Participant must submit an irrevocable order to purchase Shares of the Fund in accordance with the Authorized Participant Agreement. If accepted by the Distributor, the Transfer Agent will notify the Adviser and/or Sub-Adviser and the Custodian of such order. If applicable, the Custodian will then provide such information to the appropriate sub-custodian. For the Fund, the Custodian shall cause the applicable sub-custodian to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the applicable securities included in the designated Fund Deposit (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities located outside the United States must be delivered to an account maintained at the applicable local sub-custodian. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business Day.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Trust, immediately available or same day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the Exchange.

Investors should be aware that an Authorized Participant may require orders for purchases of Shares placed with it to be in the particular form required by the individual Authorized Participant.

Timing of Submission of Purchase Orders. An Authorized Participant must submit an irrevocable purchase order before 4:00 p.m., Eastern time on any Business Day in order to receive that day’s NAV. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m., Eastern time on the trade date. With respect to in-kind creations, a custom order may be placed by an Authorized Participant where cash replaces any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. Orders to create Shares of the Fund that are submitted on the Business Day immediately preceding a holiday or day (other than a weekend) when the markets in the relevant foreign market are closed may not be accepted. The Distributor in its discretion may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Exchange is not open for business) via communication through the facilities of the Transfer Agent’s proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Trust, will be processed based on the NAV next determined after such acceptance in accordance with the Trust’s standard cut-off times as provided in the Authorized Participant Agreement and disclosed in this SAI.

Acceptance of Orders for Creation Unit. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to the Trust are in place for payment of the Cash Component and any other cash amounts which may be due, the Trust will accept the order, subject to its right (and the right of the Distributor and the Adviser and/or Sub-Adviser) to reject any order until acceptance.

Once the Trust has accepted an order, upon next determination of the NAV of the Shares, the Trust will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The Trust reserves the absolute right to reject or revoke a creation order transmitted to it by the Distributor in respect of the Fund if (i) the order is not in proper form; (ii) the investor(s) upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of Shares specified by the Adviser and/or Sub-Adviser, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would, in the discretion of the Trust or the Adviser and/or Sub-Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) circumstances outside the control of the Trust, the Distributor and the Adviser and/or Sub-Adviser make it impracticable to process purchase orders. The Trust shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Trust, the Custodian, the sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor shall any of them incur any liability for failure to give such notification.

Issuance of a Creation Unit. Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component have been completed. When (if applicable) the sub-custodian has confirmed to the Custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery and the Trust will issue and cause the delivery of the Creation Unit. Creation Units typically are issued on a “T+3 basis” (i.e., three Business Days after trade date).

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Trust will issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value at least equal to 115%, which the Adviser and/or Sub-Adviser may change from time to time, of the value of the missing Deposit Securities in accordance with the Trust’s then-effective procedures. The only collateral that is acceptable to the Trust is cash in U.S. dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Authorized Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Trust reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust and the Trust’s determination shall be final and binding.

Cash Purchase Method. In the case of a cash purchase, the investor must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset the Trust’s brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the investor will be required to pay a fixed purchase transaction fee, plus an additional variable charge for cash purchases, which is expressed as a percentage of the value of the Deposit Securities.

Creation Transaction Fee. A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee will be the same regardless of the number of Creation Units purchased by a purchaser on the same day. Purchasers of Creation Units for cash are required to pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses. When the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the cash in lieu portion of its investment up to a maximum additional variable charge as indicated below. Investors will also bear the costs of transferring the Deposit Securities to the Trust. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The Fund’s standard creation transaction fee is $500. The Fund’s maximum additional variable change is 2%.

Redemption of Creation Units. Shares of the Fund may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form and only on a Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

Redemptions are effected partially for cash and partially in-kind. In the case of in-kind redemptions, the Adviser and/or Sub-Adviser makes available through the NSCC, prior to the opening of business on the Exchange on each Business Day, the identity and number of Shares that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities, less the redemption transaction fee described below.

Redemption Transaction Fee. A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. The standard redemption transaction fee will be the same regardless of the number of Creation Units redeemed by an investor on the same day. The redeeming investor may be assessed an additional variable charge on the cash in lieu portion of its redemption proceeds. The standard redemption transaction fees are set forth below. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The Fund’s standard redemption transaction fee is $500.

The maximum redemption fee, as a percentage of the amount redeemed, is 2%. Redemption requests for Creation Units of the Fund must be submitted by or through an Authorized Participant. An Authorized Participant must submit an irrevocable redemption request before 4:00 p.m., Eastern time on any Business Day in order to receive that day’s NAV. In the case of custom redemptions, the order must be received no later than 3:00 p.m., Eastern time. Investors other than through Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor will provide a list of current Authorized Participants upon request.

The Authorized Participant must transmit the request for redemption in the form required by the Trust or the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement in effect. At any time, there may be only a limited number of broker-dealers that have an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit being redeemed through the book-entry system of DTC so as to be effective by the Exchange closing time on any Business Day, (ii) a request in form satisfactory to the Trust is received from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above and (iii) all other procedures set forth in the Participant Agreement are properly followed. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by

10:00 a.m., Eastern time, on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of Shares through the DTC system may be significantly earlier than the close of business on the Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of Shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the Shares.

Upon receiving a redemption request, the Transfer Agent shall notify the Trust of such redemption request. The tender of an investor’s Shares for redemption and the distribution of the cash redemption payment in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

A redeeming Beneficial Owner or Authorized Participant acting on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Portfolio Securities are customarily traded, to which account such Portfolio Securities will be delivered.

If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of Fund Securities in the applicable non-U.S. jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Portfolio Securities of the Fund). Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

In the case of cash redemptions, proceeds will be paid to the Authorized Participant redeeming Shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter).

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings), (ii) for any period during which trading on the NYSE is suspended or restricted, (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable or (iv) in such other circumstance as is permitted by the SEC.

An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of Fund shares to be redeemed and can receive the entire proceeds of the redemption, and (ii) the Fund shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such fund shares to the Trust. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from the Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

Taxation on Creation and Redemptions of Creation Units. An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor. However, the Internal Revenue Service (the “IRS”) may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisors.

Current federal tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less.

Taxes

Regulated Investment Company Qualifications. The Fund intends to qualify for treatment as a separate RIC under Subchapter M of the Code. To qualify for treatment as a RIC, the Fund must annually distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the Fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or non-U.S. currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly-traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains and other traditionally permitted mutual fund income); and (ii) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the market value of the Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers of which 20% or more of the voting stock is held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses or the securities of one or more qualified publicly-traded partnerships. The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the test described in (i) above only if such gains are directly related to investing in securities. To date, such regulations have not been issued.

Although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly-traded partnership. The Fund’s investments in partnerships, including in qualified publicly-traded partnerships, may result in the Fund being subject to state, local, or non-U.S. income, franchise or withholding tax liabilities.

Taxation of RICs. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its Shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the Fund must distribute to its Shareholders an amount at least equal to the sum of (i) 90% of its “investment company taxable income” (i.e., taxable income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. The Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its Shareholders. If the Fund fails to qualify for any taxable year as a RIC or fails to meet the distribution requirement, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to Shareholders, and such distributions generally will be taxable to Shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate Shareholders generally should be eligible for the dividends received deduction. Although the Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, the Fund will be subject to U.S. federal income taxation to the extent any such income or gains are not distributed. If the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If the Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.

Excise Tax. The Fund will be subject to a 4% excise tax on certain undistributed income if it does not generally distribute to its Shareholders in each calendar year an amount at least equal to the sum of 98% of its ordinary income for the calendar year (taking into account certain deferrals and elections) plus 98.2% of its capital gain net income (reduced by certain ordinary losses) for the 12 months ended October 31 of such year. For this purpose, however, any ordinary income or capital gain net income retained by the Fund that is subject to corporate income tax in the taxable year ending within the relevant calendar year will be considered to have been distributed. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under-distribution or over-distribution, as the case may be, from the previous year. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Net Capital Loss Carryforwards. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year.

Taxation of U.S. Shareholders. Dividends and other distributions by the Fund are generally treated under the Code as received by the Shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by the Fund in October, November or December of any calendar year and payable to Shareholders of record on a specified date in such a month shall be deemed to have been received by each Shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

The Fund intends to distribute annually to its Shareholders substantially all of its investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund may designate such retained amounts as undistributed capital gains in a notice to its Shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate Shares of the undistributed amount, (b) will be entitled to credit their proportionate Shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their Shares by an amount equal to 65% of the amount of undistributed capital gains included in the Shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata Share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.

Distributions of net realized long-term capital gains, if any, that the Fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in Shares and regardless of how long a Shareholder has held Shares of the Fund. All other dividends of the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income, subject to the discussion of qualified dividend income below.

If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a Share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a Share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each Shareholder, be treated as a tax-free return of capital to the extent of a Shareholder’s basis in Shares of the Fund, and as a capital gain thereafter (if the Shareholder holds Shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional Shares should generally be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the Shareholders receiving cash dividends or distributions will receive and should generally have a cost basis in the Shares received equal to such amount.

Investors considering buying Shares just prior to a dividend or capital gain distribution should be aware that, although the price of Shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the Fund is the holder of record of any security on the record date for any dividends payable with respect to such security, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such security became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the security would not be entitled to receive the declared, but unpaid, dividends); or (b) the date the Fund acquired such security. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and Shareholders may receive dividends in an earlier year than would otherwise be the case.

In certain situations, the Fund may, for a taxable year, defer all or a portion of its capital losses, currency losses and certain other ordinary losses realized after October until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October may affect the tax character of Shareholder distributions.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Sales of Shares. Upon the sale or exchange of Shares of the Fund, a Shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the Shareholder’s basis in Shares of the Fund. A redemption of Shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the Shares are capital assets in the Shareholder’s hands and will be long-term capital gain or loss if the Shares are held for more than one year and short-term capital gain or loss if the Shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the Shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the Shares. In such a case, the basis of the Shares acquired will be increased to reflect the disallowed loss. Any loss realized by a Shareholder on the sale of the Fund Share held by the Shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the Shareholder with respect to such Share.

If a Shareholder incurs a sales charge in acquiring Shares of the Fund, disposes of those Shares within 90 days and then acquires, prior to February 1 of the following calendar year, shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original Shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired Shares. Furthermore, the same rule also applies to a disposition of the newly acquired Shares made within 90 days of the second acquisition. This provision prevents Shareholders from immediately deducting the sales charge by shifting their investments within a family of mutual funds.

Legislation passed by Congress requires reporting of adjusted cost basis information for covered securities, which generally include shares of a regulated investment company acquired after January 1, 2012, to the Internal Revenue Service and to taxpayers. Shareholders should contact their financial intermediaries with respect to reporting of cost basis and available elections for their accounts.

Back-Up Withholding. In certain cases, withholding will be required at the applicable withholding rate (currently 28%), from any distributions paid to a Shareholder who: (i) has failed to provide a correct taxpayer identification number; (ii) is subject to back-up withholding by the IRS; (iii) has failed to certify that such Shareholder is not subject to back-up withholding; or (iv) has not certified that such Shareholder is a U.S. person (including a U.S. resident alien). Back-up withholding is not an additional tax and any amount withheld may be credited against a Shareholder’s U.S. federal income tax liability.

Sections 351 and 362. The Trust, on behalf of the Fund, has the right to reject an order for a purchase of Shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a given Fund and if, pursuant to Sections 351 and 362 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If the Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to the Fund or its Shareholders. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Certain Derivatives. The Fund’s transactions in zero coupon securities, non-U.S. currencies, forward contracts, options and futures contracts (including options, futures contracts and forward contracts on non-U.S. currencies), to the extent permitted, will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to Shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any zero coupon security, non-U.S. currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.

The Fund’s investment in so-called “Section 1256 contracts,” such as regulated futures contracts, most non-U.S. currency forward contracts traded in the interbank market and options on most security indexes, are subject to special tax rules. All Section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

Qualified Dividend Income. Distributions by the Fund of investment company taxable income (including any short-term capital gains), whether received in cash or Shares, will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of either 15% or 20% (depending on whether the individual’s income exceeds certain threshold amounts) to the extent the Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund’s net capital gains will be taxable as long-term capital gains. Qualified dividend income is, in general, dividend income from taxable U.S. corporations (but generally not from U.S. REITs) and certain non-U.S. corporations (e.g., non-U.S. corporations that are not “passive foreign investment companies” and which are incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., or the stock of which is readily tradable on an established securities market in the U.S.). Under current IRS guidance, the United States has appropriate comprehensive income tax treaties with the following countries: Australia, Austria, Bangladesh, Barbados, Belgium, Bulgaria, Canada, China (but not with Hong Kong, which is treated as a separate jurisdiction for U.S. tax purposes), Cyprus, the Czech Republic, Denmark, Egypt, Estonia, Finland, France, Germany, Greece, Hungary, Iceland, India, Indonesia, Ireland, Israel, Italy, Jamaica, Japan, Kazakhstan, Latvia, Lithuania, Luxembourg, Malta, Mexico, Morocco, the Netherlands, New Zealand, Norway, Pakistan, the Philippines, Poland, Portugal, Romania, Russia, Slovak Republic, Slovenia, South Africa, South Korea, Spain, Sri Lanka, Sweden, Switzerland, Thailand, Trinidad and Tobago, Tunisia, Turkey, Ukraine, the United Kingdom, and Venezuela.

A dividend from the Fund will not be treated as qualified dividend income to the extent that (i) the Shareholder has not held the Shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the Shares become ex-dividend with respect to such dividend or the Fund fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the Shareholder (or, in the case of certain preferred stocks, the holding requirement of 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) the Fund or the Shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the Shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the Code. Dividends received by the Fund from a REIT or another RIC (such as the Underlying Fund) may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC.

If you lend your Fund Shares pursuant to securities lending arrangements you may lose the ability to use non-U.S. tax credits passed through by the Fund or to treat Fund dividends (paid while the Shares are held by the borrower) as qualified dividends. Consult your financial intermediary or tax advisor. If you enter into a short sale with respect to Shares of the Fund, substitute payments made to the lender of such Shares may not be deductible. Consult your financial intermediary or tax advisor.

Corporate Dividends Received Deduction. The Fund does not expect dividends that are paid to its corporate Shareholders to be eligible, in the hands of such Shareholders, for the corporate dividends received deduction.

Investment in the Underlying Fund. The Fund expects to invest a substantial portion of its assets in the Underlying Fund, which intends to qualify as a regulated investment company. Failure of the Underlying Fund to so qualify may have an adverse effect on the qualification of the Fund as a regulated investment company. Distributions by the Underlying Fund and redemptions of shares in the Underlying Fund may result in taxable distributions to Fund shareholders of ordinary income or capital gains. If shares of the Underlying Fund are purchased within 30 days before or after redeeming at a loss other shares of the Underlying Fund, all or a part of the loss will not be deductible by the Fund and instead will increase the Fund’s basis for the newly purchased shares of the Underlying Fund. As a result of these factors, the Fund’s investment in the Underlying Fund could therefore affect the amount, timing and character of distributions to shareholders.

Excess Inclusion Income. Under current law, the Fund serves to block unrelated business taxable income from being realized by their tax-exempt Shareholders. Notwithstanding the foregoing, a tax-exempt Shareholder could realize unrelated business taxable income by virtue of its investment in the Fund if Shares in the Fund constitute debt-financed property in the hands of the tax-exempt Shareholder within the meaning of Code Section 514(b). Certain types of income received by the Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund Shareholders, such excess inclusion income may (i) constitute taxable income, as “unrelated business taxable income” for those Shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. Shareholders even from tax treaty countries; and (iv) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund Shareholders. If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in Code Section 664) has UBTI for a taxable year, a 100% excise tax on the UBTI is imposed on the trust.

Non-U.S. Investments. Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a non-U.S. currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gain or losses on non-U.S. currency, non-U.S. currency forward contracts and certain non-U.S. currency options or futures contracts denominated in non-U.S currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the Fund were to elect otherwise. Income received by the Fund from sources within foreign countries (including, for example, interest and dividends on securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes. Foreign taxes paid by the Fund will reduce the return from the Fund’s investments.

The Fund may be subject to non-U.S. income taxes withheld at the source. The Fund, if more than 50% of the value of its total assets at the close of its taxable year consists of securities of foreign corporations, or if at least 50% of the value of the Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other regulated investment companies (such as the Underlying Fund), may elect to “pass through” to its investors the amount of non-U.S. income taxes paid or deemed paid by the Fund provided that the Fund held the security on the dividend settlement date and for at least 15 additional days immediately before and/or thereafter, with the result that each investor with respect to Shares of the Fund held for a minimum 16-day holding period at the time of deemed distribution will (i) include in gross income, even though not actually received, the investor’s pro rata share of the Fund’s non-U.S. income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the investor’s pro rata share of the Fund’s non-U.S. income taxes. A non-U.S. person invested in the Fund in a year that the Fund elects to “pass through” its non-U.S. taxes may be treated as receiving additional dividend income subject to U.S. withholding tax. A non-U.S. tax credit may not exceed the investor’s U.S. federal income tax otherwise payable with respect to the investor’s non-U.S. source income. For this purpose, Shareholders must treat as non-U.S. source gross income (i) their proportionate Shares of non-U.S. taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from non-U.S. sources; the Fund’s gain from the sale of securities will generally be treated as U.S.-source income. Certain limitations will be imposed to the extent to which the non-U.S. tax credit may be claimed.

Passive Foreign Investment Companies. If the Fund purchases Shares in “passive foreign investment companies” (“PFICs”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such Shares even if such income is distributed as a taxable dividend by the Fund to its Shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Alternatively, the Fund may make a mark-to-market election that would result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of Shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

The Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effects of these rules.

Reporting. If a Shareholder recognizes a loss with respect to the Fund’s Shares of $2 million or more for an individual Shareholder or $10 million or more for a corporate Shareholder, the Shareholder must file with the IRS a disclosure statement on Form 8886. Direct Shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, Shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and non-U.S. taxes depending on each Shareholder’s particular situation.

Taxation of Non-U.S. Shareholders. Dividends paid by the Fund to non-U.S. Shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. Shareholder will be required to provide an applicable IRS Form W-8 certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. Shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. Shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. Shareholder were a U.S. Shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. Shareholder who fails to provide an applicable IRS Form W-8 or other applicable form may be subject to back-up withholding at the appropriate rate.

In general, U.S. federal withholding tax will not apply to any gain or income realized by a non-U.S. Shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, or upon the sale or other disposition of Shares of the Fund.

Shares of the Fund held by a non-U.S. Shareholder at death will be considered situated within the United States and generally will be subject to the U.S. estate tax.

Effective July 1, 2014, withholding of U.S. tax (at a 30% rate) is required with respect to payments of taxable dividends and (effective January 1, 2017) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to enable the applicable withholding agent to determine whether withholding is required.

The foregoing discussion is a summary of certain material U.S. federal income tax considerations only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisers as to the tax consequences of investing in such Shares, including under state, local and non-U.S tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Miscellaneous Information

Counsel. Dechert LLP, located at 1095 Avenue of the Americas, New York, New York 10036, is counsel to the Trust.

Independent Registered Public Accounting Firm. Ernst & Young LLP, located at 5 Times Square, New York, New York 10036, serves as the Trust’s independent registered public accounting firm, audits the Fund’s financial statements, and may perform other services.

Financial Statements

Because the Fund has not commenced operations as of the date of this SAI, financial statements are not provided for the Fund.

APPENDIX A

PROXY VOTING POLICY AND GUIDELINES

I.	INTRODUCTION

Deutsche Asset & Wealth Management (AWM) has adopted and implemented the following policies and procedures, which it believes are reasonably designed to ensure that proxies are voted in the best economic interest of clients, in accordance with its fiduciary duties and local regulation. These Proxy Voting Policies, Procedures and Guidelines shall apply to all accounts managed by US domiciled advisers and to all US client accounts managed by non US regional offices. Non US regional offices are required to maintain procedures and to vote proxies as may be required by law on behalf of their non US clients. In addition, AWM’s proxy policies reflect the fiduciary standards and responsibilities for ERISA accounts.

The attached guidelines represent a set of global recommendations that were determined by the Global Proxy Voting Sub-Committee (GPVSC). These guidelines were developed to provide AWM with a comprehensive list of recommendations that represent how AWM will generally vote proxies for its clients. The recommendations derived from the application of these guidelines are not intended to influence the various AWM legal entities either directly or indirectly by parent or affiliated companies. In addition, the organizational structures and documents of the various AWM legal entities allows, where necessary or appropriate, the execution by individual AWM subsidiaries of the proxy voting rights independently of any DB parent or affiliated company. This applies in particular to non-U.S. fund management companies. The individuals that make proxy voting decisions are also free to act independently, subject to the normal and customary supervision by the management/boards of these AWM legal entities.

II.	AWM’S PROXY VOTING RESPONSIBILITIES

Proxy votes are the property of AWM’s advisory clients.1 As such, AWM’s authority and responsibility to vote such proxies depend upon its contractual relationships with its clients. AWM has delegated responsibility for effecting its advisory clients’ proxy votes to Institutional Shareholder Services (ISS), an independent third-party proxy voting specialist. ISS votes AWM’s advisory clients’ proxies in accordance with AWM’s proxy guidelines or AWM’s specific instructions. Where a client has given specific instructions as to how a proxy should be voted, AWM will notify ISS to carry out those instructions. Where no specific instruction exists, AWM will follow the procedures in voting the proxies set forth in this document. Certain Taft-Hartley clients may direct AWM to have ISS vote their proxies in accordance with Taft Hartley voting Guidelines

Clients may in certain instances contract with their custodial agent and notify AWM that they wish to engage in securities lending transactions. In such cases, it is the responsibility of the custodian to deduct the number of shares that are on loan so that they do not get voted twice.

III.	POLICIES

1.	Proxy voting activities are conducted in the best economic interest of clients

AWM has adopted the following policies and procedures to ensure that proxies are voted in accordance with the best economic interest of its clients, as determined by AWM in good faith after appropriate review.

2.	The Global Proxy Voting Sub-Committee

The Global Proxy Voting Sub-Committee (GPVSC) is an internal working group established by the applicable AWM’s Investment Risk Oversight Committee pursuant to a written charter. The GPVSC is responsible for overseeing AWM’s proxy voting activities, including:

[1]	For purposes of these Policies and Procedures, “clients” refers to persons or entities: for which AWM serves as investment adviser or sub-adviser; for which AWM votes proxies; and that have an economic or beneficial ownership interest in the portfolio securities of issuers soliciting such proxies.

(i) adopting, monitoring and updating guidelines, attached as Exhibit A (Guidelines), that provide how AWM will generally vote proxies pertaining to a comprehensive list of common proxy voting matters;

(ii) voting proxies where (A) the issues are not covered by specific client instruction or the Guidelines; (B) the Guidelines specify that the issues are to be determined on a case-by-case basis; or (C) where an exception to the Guidelines may be in the best economic interest of AWM’s clients; and

(iii) monitoring the Proxy Vendor Oversight’s proxy voting activities (see below).

AWM’s Proxy Vendor Oversight, a function of AWM’s Operations Group, is responsible for coordinating with ISS to administer AWM’s proxy voting process and for voting proxies in accordance with any specific client instructions or, if there are none, the Guidelines, and overseeing ISS’ proxy responsibilities in this regard.

3.	Availability of Proxy Voting Policies and Procedures and proxy voting record

Copies of these Policies and Procedures, as they may be updated from time to time, are made available to clients as required by law and otherwise at AWM’s discretion. Clients may also obtain information on how their proxies were voted by AWM as required by law and otherwise at AWM’s discretion; however, AWM must not selectively disclose its investment company clients’ proxy voting records. The Proxy Vendor Oversight will make proxy voting reports available to advisory clients upon request. The investment companies’ proxy voting records will be disclosed to shareholders by means of publicly-available annual filings of each company’s proxy voting record for 12-month periods ended June 30 (see “Recordkeeping” below), if so required by relevant law.

IV.	PROCEDURES

The key aspects of AWM’s proxy voting process are as follows:

1.	The GPVSC’s Proxy Voting Guidelines

The Guidelines set forth the GPVSC’s standard voting positions on a comprehensive list of common proxy voting matters. The GPVSC has developed, and continues to update the Guidelines based on consideration of current corporate governance principles, industry standards, client feedback, and the impact of the matter on issuers and the value of the investments.

The GPVSC will review the Guidelines as necessary to support the best economic interests of AWM’s clients and, in any event, at least annually. The GPVSC will make changes to the Guidelines, whether as a result of the annual review or otherwise, taking solely into account the best economic interests of clients. Before changing the Guidelines, the GPVSC will thoroughly review and evaluate the proposed change and the reasons therefore, and the GPVSC Chair will ask GPVSC members whether anyone outside of the AWM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as an AWM advisory client has requested or attempted to influence the proposed change and whether any member has a conflict of interest with respect to the proposed change. If any such matter is reported to the GPVSC Chair, the Chair will promptly notify the Conflicts of Interest Management Sub-Committee (see below) and will defer the approval, if possible. Lastly, the GPVSC will fully document its rationale for approving any change to the Guidelines.

The Guidelines may reflect a voting position that differs from the actual practices of the public company(ies) within the Deutsche Bank organization or of the investment companies for which AWM or an affiliate serves as investment adviser or sponsor. Investment companies, particularly closed-end investment companies, are different from traditional operating companies. These differences may call for differences in voting positions on the same matter. Further, the manner in which AWM votes investment company proxies may differ from proposals for which an AWM-advised or sponsored investment company solicits proxies from its shareholders. As reflected in the Guidelines, proxies solicited by closed-end (and open-end) investment companies are generally voted in accordance with the pre-determined guidelines of ISS. See Section IV.3.B.

Funds (Underlying Funds) in which Topiary Fund Management Fund of Funds (each, a Fund) invest, may from time to time seek to revise their investment terms (i.e., liquidity, fees, etc.) or investment structure. In such event, the Underlying Funds may require approval/consent from its investors to effect the relevant changes. Topiary Fund Management has adopted Proxy Voting Procedures which outline the process for these approvals.

2.	Specific proxy voting decisions made by the GPVSC

The Proxy Vendor Oversight will refer to the GPVSC all proxy proposals (i) that are not covered by specific client instructions or the Guidelines; or (ii) that, according to the Guidelines, should be evaluated and voted on a case-by-case basis.

Additionally, if, the Proxy Vendor Oversight, the GPVSC Chair or any member of the GPVSC, a portfolio manager, a research analyst or a sub-adviser believes that voting a particular proxy in accordance with the Guidelines may not be in the best economic interests of clients, that individual may bring the matter to the attention of the GPVSC Chair and/or the Proxy Vendor Oversight.2

If the Proxy Vendor Oversight refers a proxy proposal to the GPVSC or the GPVSC determines that voting a particular proxy in accordance with the Guidelines is not in the best economic interests of clients, the GPVSC will evaluate and vote the proxy, subject to the procedures below regarding conflicts.

The GPVSC endeavors to hold meetings to decide how to vote particular proxies sufficiently before the voting deadline so that the procedures below regarding conflicts can be completed before the GPVSC’s voting determination.

3.	Certain proxy votes may not be cast

In some cases, the GPVSC may determine that it is in the best economic interests of its clients not to vote certain proxies. If the conditions below are met with regard to a proxy proposal, AWM will abstain from voting:

•	Neither the Guidelines nor specific client instructions cover an issue;

•	ISS does not make a recommendation on the issue;

•	The GPVSC cannot convene on the proxy proposal at issue to make a determination as to what would be in the client’s best interest. (This could happen, for example, if the Conflicts of Interest Management Sub-committee found that there was a material conflict or if despite all best efforts being made, the GPVSC quorum requirement could not be met).

In addition, it is AWM’s policy not to vote proxies of issuers subject to laws of those jurisdictions that impose restrictions upon selling shares after proxies are voted, in order to preserve liquidity. In other cases, it may not be possible to vote certain proxies, despite good faith efforts to do so. For example, some jurisdictions do not provide adequate notice to shareholders so that proxies may be voted on a timely basis. Voting rights on securities that have been loaned to third-parties transfer to those third-parties, with loan termination often being the only way to attempt to vote proxies on the loaned securities. Lastly, the GPVSC may determine that the costs to the client(s) associated with voting a particular proxy or group of proxies outweighs the economic benefits expected from voting the proxy or group of proxies.

The Proxy Vendor Oversight will coordinate with the GPVSC Chair regarding any specific proxies and any categories of proxies that will not or cannot be voted. The reasons for not voting any proxy shall be documented.

4.	Conflict of Interest Procedures

A.	Procedures to Address Conflicts of Interest and Improper Influence

Overriding Principle. In the limited circumstances where the GPVSC votes proxies,3 the GPVSC will vote those proxies in accordance with what it, in good faith, determines to be the best economic interests of AWM’s clients.4

[2]	The Proxy Vendor Oversight generally monitors upcoming proxy solicitations for heightened attention from the press or the industry and for novel or unusual proposals or circumstances, which may prompt the Proxy Vendor Oversight to bring the solicitation to the attention of the GPVSC Chair. AWM portfolio managers, AWM research analysts and sub-advisers also may bring a particular proxy vote to the attention of the GPVSC Chair, as a result of their ongoing monitoring of portfolio securities held by advisory clients and/or their review of the periodic proxy voting record reports that the GPVSC Chair distributes to AWM portfolio managers and AWM research analysts.
[3]	As mentioned above, the GPVSC votes proxies (i) where neither a specific client instruction nor a Guideline directs how the proxy should be voted, (ii) where the Guidelines specify that an issue is to be determined on a case by case basis or (iii) where voting in accordance with the Guidelines may not be in the best economic interests of clients.
[4]	The Proxy Vendor Oversight, who serves as the non-voting secretary of the GPVSC, may receive routine calls from proxy solicitors and other parties interested in a particular proxy vote. Any contact that attempts to exert improper pressure or influence shall be reported to the Conflicts of Interest Management Sub-Committee.

Independence of the GPVSC. As a matter of Compliance policy, the GPVSC and the Proxy Vendor Oversight are structured to be independent from other parts of Deutsche Bank. Members of the GPVSC and the employee responsible for Proxy Vendor Oversight are employees of AWM. As such, they may not be subject to the supervision or control of any employees of Deutsche Bank Corporate and Investment Banking division (“CIB”). Their compensation cannot be based upon their contribution to any business activity outside of AWM without prior approval of Legal and Compliance. They can have no contact with employees of Deutsche Bank outside of the Private Client and Asset Management division (“PCAM”) regarding specific clients, business matters or initiatives without the prior approval of Legal and Compliance. They furthermore may not discuss proxy votes with any person outside of AWM (and within AWM only on a need to know basis).

Conflict Review Procedures. There will be a committee (Conflicts of Interest Management Sub-Committee) established within AWM that will monitor for potential material conflicts of interest in connection with proxy proposals that are to be evaluated by the GPVSC. Promptly upon a determination that a vote shall be presented to the GPVSC, the GPVSC Chair shall notify the Conflicts of Interest Management Sub-Committee. The Conflicts of Interest Management Sub-Committee shall promptly collect and review any information deemed reasonably appropriate to evaluate, in its reasonable judgment, if AWM or any person participating in the proxy voting process has, or has the appearance of, a material conflict of interest. For the purposes of this policy, a conflict of interest shall be considered “material” to the extent that a reasonable person could expect the conflict to influence, or appear to influence, the GPVSC’s decision on the particular vote at issue. GPVSC should provide the Conflicts of Interest Management Sub-Committee a reasonable amount of time (no less than 24 hours) to perform all necessary and appropriate reviews. To the extent that a conflicts review cannot be sufficiently completed by the Conflicts of Interest Management Sub-Committee the proxies will be voted in accordance with the standard guidelines.

The information considered by the Conflicts of Interest Management Sub-Committee may include without limitation information regarding (i) AWM client relationships; (ii) any relevant personal conflict known by the Conflicts of Interest Management Sub-Committee or brought to the attention of that sub-committee; (iii) and any communications with members of the GPVSC (or anyone participating or providing information to the GPVSC) and any person outside of the AWM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as a AWM advisory client regarding the vote at issue. In the context of any determination, the Conflicts of Interest Management Sub-Committee may consult with, and shall be entitled to rely upon, all applicable outside experts, including legal counsel.

Upon completion of the investigation, the Conflicts of Interest Management Sub-Committee will document its findings and conclusions. If the Conflicts of Interest Management Sub-Committee determines that (i) AWM has a material conflict of interest that would prevent it from deciding how to vote the proxies concerned without further client consent or (ii) certain individuals should be recused from participating in the proxy vote at issue, the Conflicts of Interest Management Sub-Committee will so inform the GPVSC chair.

If notified that AWM has a material conflict of interest as described above, the GPVSC chair will obtain instructions as to how the proxies should be voted either from (i) if time permits, the affected clients, or (ii) in accordance with the standard guidelines. If notified that certain individuals should be recused from the proxy vote at issue, the GPVSC Chair shall do so in accordance with the procedures set forth below.

Note: Any AWM employee who becomes aware of a potential, material conflict of interest in respect of any proxy vote to be made on behalf of clients shall notify Compliance. Compliance shall call a meeting of the conflict review committee to evaluate such conflict and determine a recommended course of action.

Procedures to be followed by the GPVSC. At the beginning of any discussion regarding how to vote any proxy, the GPVSC Chair (or his or her delegate) will inquire as to whether any GPVSC member (whether voting or ex officio) or any person participating in the proxy voting process has a personal conflict of interest or has actual knowledge of an actual or apparent conflict that has not been reported to the Conflicts of Interest Management Sub-Committee.

The GPVSC Chair also will inquire of these same parties whether they have actual knowledge regarding whether any director, officer or employee outside of the AWM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as an AWM advisory client, has: (i) requested that AWM, the Proxy Vendor Oversight (or any member thereof) or a GPVSC member vote a particular proxy in a certain manner; (ii) attempted to influence AWM, the Proxy Vendor Oversight (or any member thereof), a GPVSC member or any other person in connection with proxy voting activities; or (iii) otherwise communicated with a GPVSC member or any other person participating or providing information to the GPVSC regarding the particular proxy vote at issue, and which incident has not yet been reported to the Conflicts of Interest Management Sub-Committee.

If any such incidents are reported to the GPVSC Chair, the Chair will promptly notify the Conflicts of Interest Management Sub-Committee and, if possible, will delay the vote until the Conflicts of Interest Management Sub-Committee can complete the conflicts report. If a delay is not possible, the Conflicts of Interest Management Sub-Committee will instruct the GPVSC whether anyone should be recused from the proxy voting process, or whether AWM should vote the proxy in accordance with the standard guidelines, seek instructions as to how to vote the proxy at issue from ISS or, if time permits, the affected clients. These inquiries and discussions will be properly reflected in the GPVSC’s minutes.

Duty to Report. Any AWM employee, including any GPVSC member (whether voting or ex officio), that is aware of any actual or apparent conflict of interest relevant to, or any attempt by any person outside of the AWM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as a AWM advisory client to influence, how AWM votes its proxies has a duty to disclose the existence of the situation to the GPVSC Chair (or his or her designee) and the details of the matter to the Conflicts of Interest Management Sub-Committee. In the case of any person participating in the deliberations on a specific vote, such disclosure should be made before engaging in any activities or participating in any discussion pertaining to that vote.

Recusal of Members. The GPVSC will recuse from participating in a specific proxy vote any GPVSC members (whether voting or ex officio) and/or any other person who (i) are personally involved in a material conflict of interest; or (ii) who, as determined by the Conflicts of Interest Management Sub-Committee, have actual knowledge of a circumstance or fact that could affect their independent judgment, in respect of such vote. The GPVSC will also exclude from consideration the views of any person (whether requested or volunteered) if the GPVSC or any member thereof knows, or if the Conflicts of Interest Management Sub-Committee has determined, that such other person has a material conflict of interest with respect to the particular proxy, or has attempted to influence the vote in any manner prohibited by these policies.

If, after excluding all relevant GPVSC voting members pursuant to the paragraph above, there are three or more GPVSC voting members remaining, those remaining GPVSC members will determine how to vote the proxy in accordance with these Policies and Procedures. If there are fewer than three GPVSC voting members remaining, the GPVSC Chair will vote the proxy in accordance with the standard guidelines, will obtain instructions as to how to have the proxy voted from, if time permits, the affected clients and otherwise from ISS.

B.	Investment Companies and Affiliated Public Companies

Investment Companies. As reflected in the Guidelines, all proxies solicited by open-end and closed-end investment companies are voted in accordance with the pre-determined guidelines of ISS, unless the investment company client directs AWM to vote differently on a specific proxy or specific categories of proxies. However, regarding investment companies for which AWM or an affiliate serves as investment adviser or principal underwriter, such proxies are voted in the same proportion as the vote of all other shareholders (i.e., “mirror” or “echo” voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940.

Subject to participation agreements with certain Exchange Traded Funds (“ETF”) issuers that have received exemptive orders from the U.S. Securities and Exchange Commission allowing investing Deutsche funds to exceed the limits set forth in Section 12(d)(1)(A) and (B) of the Investment Company Act of 1940, DeAWM will echo vote proxies for ETFs in which Deutsche Bank holds more than 25% of outstanding voting shares globally when required to do so by participation agreements and SEC orders.

Affiliated Public Companies. For proxies solicited by non-investment company issuers of or within the Deutsche Bank organization, e.g., Deutsche Bank itself, these proxies will be voted in the same proportion as the vote of other shareholders (i.e., mirror or echo voting).

Note: With respect to the Central Cash Management Fund (registered under the Investment Company Act of 1940), the Fund is not required to engage in echo voting and the investment adviser will use these Guidelines, and may determine, with respect to the Central Cash Management Fund, to vote contrary to the positions in the Guidelines, consistent with the Fund’s best interest.

C.	Other Procedures That Limit Conflicts of Interest

AWM and other entities in the Deutsche Bank organization have adopted a number of policies, procedures and internal controls that are designed to avoid various conflicts of interest, including those that may arise in connection with proxy voting, including, but not limited to:

•	Code of Business Conduct and Ethics – DB Group

•	Conflicts of Interest Policy – DB Group

•	Information Sharing Procedures – DeAWM

•	Code of Ethics – DeAWM

•	Code of Professional Conduct – US

The GPVSC expects that these policies, procedures and internal controls will greatly reduce the chance that the GPVSC (or, its members) would be involved in, aware of or influenced by, an actual or apparent conflict of interest.

V.	RECORDKEEPING

At a minimum, the following types of records must be properly maintained and readily accessible in order to evidence compliance with this policy.

•	AWM will maintain a record of each vote cast by AWM that includes among other things, company name, meeting date, proposals presented, vote cast and shares voted.

•	The Proxy Vendor Oversight maintains records for each of the proxy ballots it votes. Specifically, the records include, but are not limited to:

•	The proxy statement (and any additional solicitation materials) and relevant portions of annual statements.

•	Any additional information considered in the voting process that may be obtained from an issuing company, its agents or proxy research firms.

•	Analyst worksheets created for stock option plan and share increase analyses.

•	Proxy Edge print-screen of actual vote election.

AWM will retain these Policies and Procedures and the Guidelines; will maintain records of client requests for proxy voting information; and will retain any documents the Proxy Vendor Oversight or the GPVSC prepared that were material to making a voting decision or that memorialized the basis for a proxy voting decision.

The GPVSC also will create and maintain appropriate records documenting its compliance with these Policies and Procedures, including records of its deliberations and decisions regarding conflicts of interest and their resolution.

With respect to AWM’s investment company clients, ISS will create and maintain records of each company’s proxy voting record for 12-month periods ended June 30. AWM will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the company was entitled to vote:

•	The name of the issuer of the portfolio security;

•	The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);

•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if the number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

•	Whether the company cast its vote for or against management.

Note: This list is intended to provide guidance only in terms of the records that must be maintained in accordance with this policy. In addition, please note that records must be maintained in accordance with the applicable AWM Records Management Policy.

With respect to electronically stored records, “properly maintained” is defined as complete, authentic (unalterable) usable and backed-up. At a minimum, records should be retained for a period of not less than six years (or longer, if necessary to comply with applicable regulatory requirements), the first three years in an appropriate AWM office.

VI.	THE GPVSC’S OVERSIGHT ROLE

In addition to adopting the Guidelines and making proxy voting decisions on matters referred to it as set forth above, the GPVSC will monitor the proxy voting process by reviewing summary proxy information presented by ISS. The GPVSC will use this review process to determine, among other things, whether any changes should be made to the Guidelines. This review will take place at least quarterly and will be documented in the GPVSC’s minutes.

Attachment A – Global Proxy Voting Guidelines

Deutsche Asset & Wealth Management

Global Proxy Voting Guidelines

As Amended February 2013

[GRAPHIC OMITTED]

Table of contents

I Board Of Directors And Executives	A-12

A Election Of Directors	A-12

B Classified Boards Of Directors	A-12

C Board And Committee Independence	A-12

D Liability And Indemnification Of Directors	A-13

E Qualifications Of Directors	A-13

F Removal Of Directors And Filling Of Vacancies	A-13

G Proposals To Fix The Size Of The Board	A-13

H Proposals to Restrict Chief Executive Officer’s Service on Multiple Boards	A-13

I Proposals to Restrict Supervisory Board Members Service on Multiple Boards	A-14

J Proposals to Establish Audit Committees	A-14

II Capital Structure	A-14

A Authorization Of Additional Shares	A-14

B Authorization Of “Blank Check” Preferred Stock	A-14

C Stock Splits/Reverse Stock Splits	A-14

D Dual Class/Supervoting Stock	A-15

E Large Block Issuance	A-15

F Recapitalization Into A Single Class Of Stock	A-15

G Share Repurchases	A-15

H Reductions In Par Value	A-15

III Corporate Governance Issues	A-15

A Confidential Voting	A-15

B Cumulative Voting	A-16

C Supermajority Voting Requirements	A-16

D Shareholder Right To Vote	A-16

IV Compensation	A-16

A Establishment of a Remuneration Committee	A-16

B Executive And Director Stock Option Plans	A-17

C Employee Stock Option/Purchase Plans	A-17

D Golden Parachutes	A-17

E Proposals To Limit Benefits Or Executive Compensation	A-18

F Option Expensing	A-18

G Management board election and motion	A-18

H Remuneration (variable pay)	A-18

I Long-term incentive plans	A-19

J Shareholder Proposals Concerning “Pay For Superior Performance”	A-19

K Executive Compensation Advisory	A-19

L Advisory Votes on Executive Compensation	A-19

M Frequency of Advisory Vote on Executive Compensation	A-20

V Anti-Takeover Related Issues	A-20

A Shareholder Rights Plans (“Poison Pills”)	A-20

B Reincorporation	A-20

C Fair-Price Proposals	A-20

D Exemption From State Takeover Laws	A-20

E Non-Financial Effects Of Takeover Bids	A-21

VI Mergers & Acquisitions	A-21

VII Environmental, Social & Political Issues	A-21

A Principles for Responsible Investment (“PRI”)	A-21

B ESG Issues	A-21

C Labor & Human Rights	A-21

D Diversity & Equality	A-21

E Health & Safety	A-22

F Government/Military	A-22

G Tobacco	A-22

VIII Miscellaneous Items	A-23

A Ratification Of Auditors	A-23

B Limitation Of Non-Audit Services Provided By Independent Auditor	A-23

C Audit Firm Rotation	A-23

D Transaction Of Other Business	A-23

E Motions To Adjourn The Meeting	A-23

F Bundled Proposals	A-23

G Change Of Company Name	A-23

H Proposals Related To The Annual Meeting	A-24

I Reimbursement Of Expenses Incurred From Candidate Nomination	A-24

J Investment Company Proxies	A-24

K International Proxy Voting	A-24

These Guidelines may reflect a voting position that differs from the actual practices of the public company(ies) within the Deutsche Bank organization or of the investment companies for which AWM or an affiliate serves as investment adviser or sponsor.

NOTE: Because of the unique structure and regulatory scheme applicable to closed-end investment companies, the voting guidelines (particularly those related to governance issues) generally will be inapplicable to holdings of closed-end investment companies. As a result, determinations on the appropriate voting recommendation for closed-end investment company shares will be made on a case-by-case basis.

I.	Board of Directors and Executives

A.	Election of Directors

Routine: AWM Policy is to vote “for” the uncontested election of directors. Votes for a director in an uncontested election will be withheld in cases where a director has shown an inability to perform his/her duties in the best interests of the shareholders.

Proxy contest: In a proxy contest involving election of directors, a case-by-case voting decision will be made based upon analysis of the issues involved and the merits of the incumbent and dissident slates of directors. AWM will incorporate the decisions of a third party proxy research vendor, currently, Institutional Shareholder Services (ISS) subject to review by the Proxy Voting Sub-Committee (GPVSC) as set forth in the AWM’s Proxy Voting Policies and Procedures.

Rationale: The large majority of corporate directors fulfill their fiduciary obligation and in most cases support for management’s nominees is warranted. As the issues relevant to a contested election differ in each instance, those cases must be addressed as they arise.

B.	Classified Boards of Directors

AWM policy is to vote against proposals to classify the board and for proposals to repeal classified boards and elect directors annually.

Rationale: Directors should be held accountable on an annual basis. By entrenching the incumbent board, a classified board may be used as an anti-takeover device to the detriment of the shareholders in a hostile take-over situation.

C.	Board and Committee Independence

AWM policy is to vote:

1. “For” proposals that require that a certain percentage (majority up to 66 2/3%) of members of a board of directors be comprised of independent or unaffiliated directors.

2. “For” proposals that require all members of a company’s compensation, audit, nominating, or other similar committees be comprised of independent or unaffiliated directors.

3. “Against” shareholder proposals to require the addition of special interest, or constituency, representatives to boards of directors.

4. “For” separation of the Chairman and CEO positions.

5. “Against” proposals that require a company to appoint a Chairman who is an independent director.

Rationale: Board independence is a cornerstone of effective governance and accountability. A board that is sufficiently independent from management assures that shareholders’ interests are adequately represented. However, the Chairman of the board must have sufficient involvement in and experience with the operations of the company to perform the functions required of that position and lead the company.

No director qualifies as ‘independent’ unless the board of directors affirmatively determines that the director has no material relationship with the listed company (either directly or as a partner, shareholder or officer of an organization that has a relationship with the company).

Whether a director is in fact not “independent” will depend on the laws and regulations of the primary market for the security and the exchanges, if any, on which the security trades.

D.	Liability and Indemnification of Directors

AWM policy is to vote “for” management proposals to limit directors’ liability and to broaden the indemnification of directors, unless broader indemnification or limitations on directors’ liability would affect shareholders’ interests in pending litigation.

Rationale: While shareholders want directors and officers to be responsible for their actions, it is not in the best interests of the shareholders for them to be to risk averse. If the risk of personal liability is too great, companies may not be able to find capable directors willing to serve. We support expanding coverage only for actions taken in good faith and not for serious violations of fiduciary obligation or negligence.

E.	Qualifications of Directors

AWM policy is to follow management’s recommended vote on either management or shareholder proposals that set retirement ages for directors or require specific levels of stock ownership by directors.

Rationale: As a general rule, the board of directors, and not the shareholders, is most qualified to establish qualification policies.

F.	Removal of Directors and Filling of Vacancies

AWM policy is to vote “against” proposals that include provisions that directors may be removed only for cause or proposals that include provisions that only continuing directors may fill board vacancies.

Rationale: Differing state statutes permit removal of directors with or without cause. Removal of directors for cause usually requires proof of self-dealing, fraud or misappropriation of corporate assets, limiting shareholders’ ability to remove directors except under extreme circumstances. Removal without cause requires no such showing.

Allowing only incumbent directors to fill vacancies can serve as an anti-takeover device, precluding shareholders from filling the board until the next regular election.

G.	Proposals to Fix the Size of the Board

AWM policy is to vote:

1. “For” proposals to fix the size of the board unless: (a) no specific reason for the proposed change is given; or (b) the proposal is part of a package of takeover defenses.

2. “Against” proposals allowing management to fix the size of the board without shareholder approval.

Rationale: Absent danger of anti-takeover use, companies should be granted a reasonable amount of flexibility in fixing the size of its board.

H.	Proposals to Restrict Chief Executive Officer’s Service on Multiple Boards

AWM policy is to vote “For” proposals to restrict a Chief Executive Officer from serving on more than three outside boards of directors.

Rationale: Chief Executive Officer must have sufficient time to ensure that shareholders’ interests are represented adequately.

Note: A director’s service on multiple closed-end fund boards within a fund complex are treated as service on a single Board for the purpose of the proxy voting guidelines.

I.	Proposals to Restrict Supervisory Board Members Service on Multiple Boards (For FFT Securities)

AWM policy is to vote “for” proposals to restrict a Supervisory Board Member from serving on more than five supervisory boards.

Rationale: We consider a strong, independent and knowledgeable supervisory board as important counter-balance to executive management to ensure that the interests of shareholders are fully reflected by the company.

Full information should be disclosed in the annual reports and accounts to allow all shareholders to judge the success of the supervisory board controlling their company.

Supervisory Board Member must have sufficient time to ensure that shareholders’ interests are represented adequately.

Note: A director’s service on multiple closed-end fund boards within a fund complex are treated as service on a single Board for the purpose of the proxy voting guidelines.

J.	Proposals to Establish Audit Committees (For FFT and U.S. Securities)

AWM policy is to vote “for” proposals that require the establishment of audit committees.

Rationale: The audit committee should deal with accounting and risk management related questions, verifies the independence of the auditor with due regard to possible conflicts of interest. It also should determine the procedure of the audit process.

II.	Capital Structure

A.	Authorization of Additional Shares (For U.S. Securities)

AWM policy is to vote “for” proposals to increase the authorization of existing classes of stock that do not exceed a 3:1 ratio of shares authorized to shares outstanding for a large cap company, and do not exceed a 4:1 ratio of shares authorized to shares outstanding for a small-midcap company (companies having a market capitalization under one billion U.S. dollars.).

Rationale: While companies need an adequate number of shares in order to carry on business, increases requested for general financial flexibility must be limited to protect shareholders from their potential use as an anti-takeover device. Requested increases for specifically designated, reasonable business purposes (stock split, merger, etc.) will be considered in light of those purposes and the number of shares required.

B.	Authorization of “Blank Check” Preferred Stock (For U.S. Securities)

AWM policy is to vote:

1. “Against” proposals to create blank check preferred stock or to increase the number of authorized shares of blank check preferred stock unless the company expressly states that the stock will not be used for anti-takeover purposes and will not be issued without shareholder approval.

2. “For” proposals mandating shareholder approval of blank check stock placement.

Rationale: Shareholders should be permitted to monitor the issuance of classes of preferred stock in which the board of directors is given unfettered discretion to set voting, dividend, conversion and other rights for the shares issued.

C.	Stock Splits/Reverse Stock Splits

AWM policy is to vote “for” stock splits if a legitimate business purpose is set forth and the split is in the shareholders’ best interests. A vote is cast “for” a reverse stock split only if the number of shares authorized is reduced in the same proportion as the reverse split or if the effective increase in authorized shares (relative to outstanding shares) complies with the proxy guidelines for common stock increases (see, Section II.A, above).

Rationale: Generally, stock splits do not detrimentally affect shareholders. Reverse stock splits, however, may have the same result as an increase in authorized shares and should be analyzed accordingly.

D.	Dual Class/Supervoting Stock

AWM policy is to vote “against” proposals to create or authorize additional shares of super-voting stock or stock with unequal voting rights.

Rationale: The “one share, one vote” principal ensures that no shareholder maintains a voting interest exceeding their equity interest in the company.

E.	Large Block Issuance (For U.S. Securities)

AWM policy is to address large block issuances of stock on a case-by-case basis, incorporating the recommendation of an independent third party proxy research firm (currently ISS) subject to review by the GPVSC as set forth in AWM’s Proxy Policies and Procedures.

Additionally, AWM supports proposals requiring shareholder approval of large block issuances.

Rationale: Stock issuances must be reviewed in light of the business circumstances leading to the request and the potential impact on shareholder value.

F.	Recapitalization into a Single Class of Stock

AWM policy is to vote “for” recapitalization plans to provide for a single class of common stock, provided the terms are fair, with no class of stock being unduly disadvantaged.

Rationale: Consolidation of multiple classes of stock is a business decision that may be left to the board and/management if there is no adverse effect on shareholders.

G.	Share Repurchases

AWM policy is to vote “for” share repurchase plans provided all shareholders are able to participate on equal terms.

Rationale: Buybacks are generally considered beneficial to shareholders because they tend to increase returns to the remaining shareholders.

H.	Reductions in Par Value

AWM policy is to vote “for” proposals to reduce par value, provided a legitimate business purpose is stated (e.g., the reduction of corporate tax responsibility).

Rationale: Usually, adjustments to par value are a routine financial decision with no substantial impact on shareholders.

III.	Corporate Governance Issues

A.	Confidential Voting

AWM policy is to vote “for” proposals to provide for confidential voting and independent tabulation of voting results and to vote “against” proposals to repeal such provisions.

Rationale: Confidential voting protects the privacy rights of all shareholders. This is particularly important for employee-shareholders or shareholders with business or other affiliations with the company, who may be vulnerable to coercion or retaliation when opposing management. Confidential voting does not interfere with the ability of corporations to communicate with all shareholders, nor does it prohibit shareholders from making their views known directly to management.

B.	Cumulative Voting (For U.S. Securities)

AWM policy is to vote “against” shareholder proposals requesting cumulative voting and “for” management proposals to eliminate it. The protections afforded shareholders by cumulative voting are not necessary when a company has a history of good performance and does not have a concentrated ownership interest. Accordingly, a vote is cast “against” cumulative voting and “for” proposals to eliminate it if:

a)	The company has a five year return on investment greater than the relevant industry index,

b)	All directors and executive officers as a group beneficially own less than 10% of the outstanding stock, and

c)	No shareholder (or voting block) beneficially owns 15% or more of the company.

Thus, failure of any one of the three criteria results in a vote for cumulative voting in accordance with the general policy.

Rationale: Cumulative voting is a tool that should be used to ensure that holders of a significant number of shares may have board representation; however, the presence of other safeguards may make their use unnecessary.

C.	Supermajority Voting Requirements

AWM policy is to vote “against” management proposals to require a supermajority vote to amend the charter or by-laws and to vote “for” shareholder proposals to modify or rescind existing supermajority requirements.

* Exception made when company holds a controlling position and seeks to lower threshold to maintain control and/or make changes to corporate by-laws.

Rationale: Supermajority voting provisions violate the democratic principle that a simple majority should carry the vote. Setting supermajority requirements may make it difficult or impossible for shareholders to remove egregious by-law or charter provisions. Occasionally, a company with a significant insider held position might attempt to lower a supermajority threshold to make it easier for management to approve provisions that may be detrimental to shareholders. In that case, it may not be in the shareholders interests to lower the supermajority provision.

D.	Shareholder Right to Vote

AWM policy is to vote “against” proposals that restrict the right of shareholders to call special meetings, amend the by-laws, or act by written consent. Policy is to vote “for” proposals that remove such restrictions.

Rationale: Any reasonable means whereby shareholders can make their views known to management or affect the governance process should be supported.

IV.	Compensation

Annual Incentive Plans or Bonus Plans are often submitted to shareholders for approval. These plans typically award cash to executives based on company performance. Deutsche Bank believes that the responsibility for executive compensation decisions rest with the board of directors and/or the compensation committee, and its policy is not to second-guess the board’s award of cash compensation amounts to executives unless a particular award or series of awards is deemed excessive. If stock options are awarded as part of these bonus or incentive plans, the provisions must meet Deutsche Bank’s criteria regarding stock option plans, or similar stock-based incentive compensation schemes, as set forth below.

A.	Establishment of a Remuneration Committee (For FFT Securities)

AWM policy is to vote “for” proposals that require the establishment of a remuneration committee.

Rationale: Corporations should disclose in each annual report or proxy statement their policies on remuneration. Essential details regarding executive remuneration including share options, long-term incentive plans and bonuses, should be disclosed in the annual report, so that investors can judge whether corporate pay policies and practices meet the standard.

The remuneration committee shall not comprise any board members and should be sensitive to the wider scene on executive pay. It should ensure that performance-based elements of executive pay are designed to align the interests of shareholders.

B.	Executive and Director Stock Option Plans

AWM policy is to vote “for” stock option plans that meet the following criteria:

(1) The resulting dilution of existing shares is less than (a) 15 percent of outstanding shares for large capital corporations or (b) 20 percent of outstanding shares for small-mid capital companies (companies having a market capitalization under one billion U.S. dollars).

(2) The transfer of equity resulting from granting options at less than FMV is no greater than 3% of the over-all market capitalization of large capital corporations, or 5% of market cap for small-mid capital companies.

(3) The plan does not contain express repricing provisions and, in the absence of an express statement that options will not be repriced; the company does not have a history of repricing options.

(4) The plan does not grant options on super-voting stock.

AWM will support performance-based option proposals as long as a) they do not mandate that all options granted by the company must be performance based, and b) only certain high-level executives are subject to receive the performance based options.

AWM will support proposals to eliminate the payment of outside director pensions.

Rationale: Determining the cost to the company and to shareholders of stock-based incentive plans raises significant issues not encountered with cash-based compensation plans. These include the potential dilution of existing shareholders’ voting power, the transfer of equity out of the company resulting from the grant and execution of options at less than FMV and the authority to reprice or replace underwater options. Our stock option plan analysis model seeks to allow reasonable levels of flexibility for a company yet still protect shareholders from the negative impact of excessive stock compensation. Acknowledging that small mid-capital corporations often rely more heavily on stock option plans as their main source of executive compensation and may not be able to compete with their large capital competitors with cash compensation, we provide slightly more flexibility for those companies.

C.	Employee Stock Option/Purchase Plans

AWM policy is to vote for employee stock purchase plans (ESPP’s) when the plan complies with Internal Revenue Code 423, allowing non-management employees to purchase stock at 85% of FMV.

AWM policy is to vote “for” employee stock option plans (ESOPs) provided they meet the standards for stock option plans in general. However, when computing dilution and transfer of equity, ESOPs are considered independently from executive and director option plans.

Rationale: ESOPs and ESPP’s encourage rank-and-file employees to acquire an ownership stake in the companies they work for and have been shown to promote employee loyalty and improve productivity.

D.	Golden Parachutes

AWM policy is to vote “for” proposals to require shareholder approval of golden parachutes and for proposals that would limit golden parachutes to no more than three times base compensation. Policy is to vote “against” more restrictive shareholder proposals to limit golden parachutes.

Rationale: In setting a reasonable limitation, AWM considers that an effective parachute should be less attractive than continued employment and that the IRS has opined that amounts greater than three times annual salary, are excessive.

E.	Proposals to Limit Benefits or Executive Compensation

AWM policy is to vote “against”

1. Proposals to limit benefits, pensions or compensation and

2. Proposals that request or require disclosure of executive compensation greater than the disclosure required by Securities and Exchange Commission (SEC) regulations.

Rationale: Levels of compensation and benefits are generally considered to be day-to-day operations of the company, and are best left unrestricted by arbitrary limitations proposed by shareholders.

F.	Option Expensing

AWM policy is to support proposals requesting companies to expense stock options.

Rationale: Although companies can choose to expense options voluntarily, the Financial Accounting Standards Board (FASB) does not yet require it, instead allowing companies to disclose the theoretical value of options as a footnote. Because the expensing of stock options lowers earnings, most companies elect not to do so. Given the fact that options have become an integral component of compensation and their exercise results in a transfer of shareholder value, AWM agrees that their value should not be ignored and treated as “no cost” compensation. The expensing of stock options would promote more modest and appropriate use of stock options in executive compensation plans and present a more accurate picture of company operational earnings.

G.	Management board election and motion (For FFT Securities)

AWM policy is to vote “against”:

•	the election of board members with positions on either remuneration or audit committees;

•	the election of supervisory board members with too many supervisory board mandates;

•	“automatic” election of former board members into the supervisory board.

Rationale: Management as an entity, and each of its members, are responsible for all actions of the company, and are - subject to applicable laws and regulations - accountable to the shareholders as a whole for their actions.

Sufficient information should be disclosed in the annual company report and account to allow shareholders to judge the success of the company.

H.	Remuneration (variable pay): (For FFT Securities)

Executive remuneration for Management Board

AWM policy is to vote “for” remuneration for Management Board that is transparent and linked to results.

Rationale: Executive compensation should motivate management and align the interests of management with the shareholders. The focus should be on criteria that prevent excessive remuneration; but enable the company to hire and retain first-class professionals.

Shareholder interests are normally best served when management is remunerated to optimize long-term returns. Criteria should include suitable measurements like return on capital employed or economic value added.

Interests should generally also be correctly aligned when management own shares in the company – even more so if these shares represent a substantial portion of their own wealth.

Its disclosure shall differentiate between fixed pay, variable (performance related) pay and long-term incentives, including stock option plans with valuation ranges as well as pension and any other significant arrangements.

Executive remuneration for Supervisory Board

AWM policy is to vote “for” remuneration for Supervisory Board that is at least 50% in fixed form.

Rationale: It would normally be preferable if performance linked compensation were not based on dividend payments, but linked to suitable result based parameters. Consulting and procurement services should also be published in the company report.

I.	Long-term incentive plans (For FFT Securities)

AWM policy is to vote “for” long-term incentive plans for members of a management board that reward for above average company performance.

Rationale: Incentive plans will normally be supported if they:

•	directly align the interests of members of management boards with those of shareholders;

•	establish challenging performance criteria to reward only above average performance;

•	measure performance by total shareholder return in relation to the market or a range of comparable companies;

•	are long-term in nature and encourage long-term ownership of the shares once exercised through minimum holding periods;

•	do not allow a repricing of the exercise price in stock option plans.

J.	Shareholder Proposals Concerning “Pay for Superior Performance”

AWM policy is to address pay for superior performance proposals on a case-by-case basis, incorporating the recommendation of an independent third party proxy research firm (currently ISS) subject to review by the GPVSC as set forth in AWM’s Proxy Policies and Procedures.

Rationale: While AWM agrees that compensation issues are better left to the discretion of management, they appreciate the need to monitor for excessive compensation practices on a case by case basis. If, after a review of the ISS metrics, AWM is comfortable with ISS’s applying this calculation and will vote according to their recommendation.

K.	Executive Compensation Advisory

AWM policy is to follow management’s recommended vote on shareholder proposals to propose an advisory resolution seeking to ratify the compensation of the company’s named executive officers (NEOs) on an annual basis.

Rationale: AWM believes that controls exist within senior management and corporate compensation committees, ensuring fair compensation to executives. This might allow shareholders to require approval for all levels of management’s compensation.

L	Advisory Votes on Executive Compensation

AWM policy is to evaluate Executive Compensation proposals on a case-by-case basis, where locally defined this may be done by incorporating the recommendation of an independent third party proxy research firm. AWM will oppose Advisory Votes on Executive Compensation if:

•	there is a significant misalignment between CEO pay and company performance;

•	the company maintains significant problematic pay practices;

•	the board exhibits a significant level of poor communication and responsiveness to shareholders.

Rationale: While AWM agrees that compensation issues are better left to the discretion of management, they appreciate the need to take action on this nonbinding proposal if excessive compensation practices exist.

M	Frequency of Advisory Vote on Executive Compensation

AWM policy is to vote “for” annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

Rationale: AWM believes that annual advisory vote gives shareholders the opportunity to express any compensation concerns to the Executive Compensation proposal which is an advisory voting.

V.	Anti-Takeover Related Issues

A.	Shareholder Rights Plans (“Poison Pills”)

AWM policy is to vote “for” proposals to require shareholder ratification of poison pills or that request boards to redeem poison pills, and to vote “against” the adoption of poison pills if they are submitted for shareholder ratification.

Rationale: Poison pills are the most prevalent form of corporate takeover defenses and can be (and usually are) adopted without shareholder review or consent. The potential cost of poison pills to shareholders during an attempted takeover outweighs the benefits.

B.	Reincorporation

AWM policy is to examine reincorporation proposals on a case-by-case basis. The voting decision is based on: (1) differences in state law between the existing state of incorporation and the proposed state of incorporation; and (2) differences between the existing and the proposed charter/by-laws/articles of incorporation and their effect on shareholder rights. If changes resulting from the proposed reincorporation violate the corporate governance principles set forth in these guidelines, the reincorporation will be deemed contrary to shareholder’s interests and a vote cast “against.”

Rationale: Reincorporations can be properly analyzed only by looking at the advantages and disadvantages to their shareholders. Care must be taken that anti-takeover protection is not the sole or primary result of a proposed change.

C.	Fair-Price Proposals

AWM policy is to vote “for” management fair-price proposals, provided that: (1) the proposal applies only to two-tier offers; (2) the proposal sets an objective fair-price test based on the highest price that the acquirer has paid for a company’s shares; (3) the supermajority requirement for bids that fail the fair-price test is no higher than two-thirds of the outstanding shares; (4) the proposal contains no other anti-takeover provisions or provisions that restrict shareholders rights.

A vote is cast for shareholder proposals that would modify or repeal existing fair-price requirements that do not meet these standards.

Rationale: While fair price provisions may be used as anti-takeover devices, if adequate provisions are included, they provide some protection to shareholders who have some say in their application and the ability to reject those protections if desired.

D.	Exemption from state takeover laws

AWM policy is to vote “for” shareholder proposals to opt out of state takeover laws and to vote “against” management proposals requesting to opt out of state takeover laws.

Rationale: Control share statutes, enacted at the state level, may harm long-term share value by entrenching management. They also unfairly deny certain shares their inherent voting rights.

E.	Non-financial Effects of Takeover Bids

Policy is to vote “against” shareholder proposals to require consideration of non-financial effects of merger or acquisition proposals.

Rationale: Non-financial effects may often be subjective and are secondary to AWM’s stated purpose of acting in its client’s best economic interest.

VI.	Mergers & Acquisitions

Evaluation of mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) are performed on a case-by-case basis incorporating information from an independent proxy research source (currently ISS.) Additional resources including portfolio management and research analysts may be considered as set forth in AWM’s Policies and Procedures.

VII.	Environmental, Social, & Governance Issues

Environmental, social and governance issues (ESG) are becoming increasingly important to corporate success. We incorporate ESG considerations into both our investment decisions and our proxy voting decisions – particularly if the financial performance of the company could be impacted. Companies or states that seriously contravene internationally accepted ethical principles will be subject to heightened scrutiny.

A.	Principles for Responsible Investment

AWM policy is to actively engage with companies on ESG issues and participate in ESG initiatives. In this context, AWM (a) votes “for increased disclosure on ESG issues; (b) is willing to participate in the development of policy, regulation and standard setting (such as promoting and protecting shareholder rights); (c) could support shareholder initiatives and also file shareholder resolutions with long term ESG considerations and improved ESG disclosure, when applicable; (d) could support standardized ESG reporting and issues to be integrated within annual financial reports; and (e) on a case by case basis, will generally follow management’s recommended vote on other matters related to ESG issues.

Rationale: ESG issues can affect the performance of investment portfolios (to varying degrees across companies, sectors, regions, asset classes and through time).

B.	ESG Issues

AWM policy is to vote in line with the CERES recommendation on Environmental matters covered under the CERES Principles, and Social and Sustainability issues not specifically addressed elsewhere in the Guidelines. AWM will rely on ISS to identify shareholder proposals addressing CERES Principles and proxies will be voted in accordance with ISS’s predetermined voting guidelines on CERES Principles.

Any matter that is to be voted on, consented to or approved by the voting members, may take place in person, telephonically or via other electronic means. In addition, voting members may act in writing, including without limitation, via e-mail.

Rationale: AWM supports the CERES Principles and as such generally votes proxies in line with the CERES recommendation.

C.	Labor & Human Rights

AWM policy is to vote “against” adopting global codes of conduct or workplace standards exceeding those mandated by law.

Rationale: Additional requirements beyond those mandated by law are deemed unnecessary and potentially burdensome to companies.

D.	Diversity & Equality

1. AWM policy is to vote “against” shareholder proposals to force equal employment opportunity, affirmative action or board diversity.

Rationale: Compliance with State and Federal legislation along with information made available through filings with the EEOC provides sufficient assurance that companies act responsibly and make information public.

2. AWM policy is also to vote “against” proposals to adopt the Mac Bride Principles. The Mac Bride Principles promote fair employment, specifically regarding religious discrimination.

Rationale: Compliance with the Fair Employment Act of 1989 makes adoption of the Mac Bride Principles redundant. Their adoption could potentially lead to charges of reverse discrimination.

E.	Health & Safety

1. AWM policy is to vote “against” adopting a pharmaceutical price restraint policy or reporting pricing policy changes.

Rationale: Pricing is an integral part of business for pharmaceutical companies and should not be dictated by shareholders (particularly pursuant to an arbitrary formula). Disclosing pricing policies may also jeopardize a company’s competitive position in the marketplace.

2. AWM policy is to vote “against” shareholder proposals to control the use or labeling of and reporting on genetically engineered products.

Rationale: Additional requirements beyond those mandated by law are deemed unnecessary and potentially burdensome to companies.

F.	Government/Military

1. AWM policy is to vote against shareholder proposals regarding the production or sale of military arms or nuclear or space-based weapons, including proposals seeking to dictate a company’s interaction with a particular foreign country or agency.

Rationale: Generally, management is in a better position to determine what products or industries a company can and should participate in. Regulation of the production or distribution of military supplies is, or should be, a matter of government policy.

2. AWM policy is to vote “against” shareholder proposals regarding political contributions and donations.

Rationale: The Board of Directors and Management, not shareholders, should evaluate and determine the recipients of any contributions made by the company.

3.AWM policy is to vote “against” shareholder proposals regarding charitable contributions and donations.

Rationale: The Board of Directors and Management, not shareholders, should evaluate and determine the recipients of any contributions made by the company.

G.	Tobacco

1. AWM policy is to vote “against” shareholder proposals requesting additional standards or reporting requirements for tobacco companies as well as “against” requesting companies to report on the intentional manipulation of nicotine content.

Rationale: Where a tobacco company’s actions meet the requirements of legal and industry standards, imposing additional burdens may detrimentally affect a company’s ability to compete. The disclosure of nicotine content information could affect the company’s rights in any pending or future litigation.

2. Shareholder requests to spin-off or restructure tobacco businesses will be opposed.

Rationale: These decisions are more appropriately left to the Board and management, and not to shareholder mandate.

VIII.	Miscellaneous Items

A.	Ratification of Auditors

AWM policy is to vote “for” a) the management recommended selection of auditors and b) proposals to require shareholder approval of auditors.

Rationale: Absent evidence that auditors have not performed their duties adequately, support for management’s nomination is warranted.

B.	Limitation of non-audit services provided by independent auditor

AWM policy is to support proposals limiting non-audit fees to 50% of the aggregate annual fees earned by the firm retained as a company’s independent auditor.

Rationale: In the wake of financial reporting problems and alleged audit failures at a number of companies, AWM supports the general principle that companies should retain separate firms for audit and consulting services to avoid potential conflicts of interest. However, given the protections afforded by the recently enacted Sarbanes-Oxley Act of 2002 (which requires Audit Committee pre-approval for non-audit services and prohibits auditors from providing specific types of services), and the fact that some non-audit services are legitimate audit-related services, complete separation of audit and consulting fees may not be warranted. A reasonable limitation is appropriate to help ensure auditor independence and it is reasonable to expect that audit fees exceed non-audit fees.

C.	Audit firm rotation

AWM policy is to vote against proposals seeking audit firm rotation.

Rationale: While the Sarbanes-Oxley Act mandates that the lead audit partner be switched every five years, AWM believes that rotation of the actual audit firm would be costly and disruptive.

D.	Transaction of Other Business

AWM policy is to vote against “transaction of other business” proposals.

Rationale: This is a routine item to allow shareholders to raise other issues and discuss them at the meeting. As the nature of these issues may not be disclosed prior to the meeting, we recommend a vote against these proposals. This protects shareholders voting by proxy (and not physically present at a meeting) from having action taken at the meeting that they did not receive proper notification of or sufficient opportunity to consider.

E.	Motions to Adjourn the Meeting

AWM Policy is to vote against proposals to adjourn the meeting.

Rationale: Management may seek authority to adjourn the meeting if a favorable outcome is not secured. Shareholders should already have had enough information to make a decision. Once votes have been cast, there is no justification for management to continue spending time and money to press shareholders for support.

F.	Bundled Proposals

AWM policy is to vote against bundled proposals if any bundled issue would require a vote against it if proposed individually.

Rationale: Shareholders should not be forced to “take the good with the bad” in cases where the proposals could reasonably have been submitted separately.

G.	Change of Company Name

AWM policy is to support management on proposals to change the company name.

Rationale: This is generally considered a business decision for a company.

H.	Proposals Related to the Annual Meeting

AWM Policy is to vote in favor of management for proposals related to the conduct of the annual meeting (meeting time, place, etc.).

Rationale: These are considered routine administrative proposals.

I.	Reimbursement of Expenses Incurred from Candidate Nomination

AWM policy is to follow management’s recommended vote on shareholder proposals related to the amending of company by-laws to provide for the reimbursement of reasonable expenses incurred in connection with nominating one or more candidates in a contested election of directors to the corporation’s board of directors.

Rationale: Corporations should not be liable for costs associated with shareholder proposals for directors.

J.	Investment Company Proxies

Proxies solicited by investment companies are voted in accordance with the recommendations of an independent third party, currently ISS. However, regarding investment companies for which AWM or an affiliate serves as investment adviser or principal underwriter, such proxies are voted in the same proportion as the vote of all other shareholders. Proxies solicited by master funds from feeder funds will be voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940.

Investment companies, particularly closed-end investment companies, are different from traditional operating companies. These differences may call for differences in voting positions on the same matter. For example, AWM could vote “for” staggered boards of closed-end investment companies, although AWM generally votes “against” staggered boards for operating companies. Further, the manner in which AWM votes investment company proxies may differ from proposals for which an AWM-advised investment company solicits proxies from its shareholders. As reflected in the Guidelines, proxies solicited by closed-end (and open-end) investment companies are voted in accordance with the pre-determined guidelines of an independent third-party.

Subject to participation agreements with certain Exchange Traded Funds (ETF) issuers that have received exemptive orders from the U.S. Securities and Exchange Commission allowing investing Deutsche funds to exceed the limits set forth in Section 12(d)(1)(A) and (B) of the Investment Company Act of 1940, DeAWM will echo vote proxies for ETFs in which Deutsche Bank holds more than 25% of outstanding voting shares globally when required to do so by participation agreements and SEC orders.

Note: With respect to the Central Cash Management Fund (registered under the Investment Company Act of 1940), the Fund is not required to engage in echo voting and the investment adviser will use these Guidelines, and may determine, with respect to the Central Cash Management Fund, to vote contrary to the positions in the Guidelines, consistent with the Fund’s best interest.

K.	International Proxy Voting

The above guidelines pertain to issuers organized in the United States, Canada and Germany. Proxies solicited by other issuers are voted in accordance with international guidelines or the recommendation of ISS and in accordance with applicable law and regulation.

DBX ETF TRUST (THE “REGISTRANT”)

PART C – OTHER INFORMATION

Item 28. Exhibits.

(a)(1)	Certificate of Trust of DBX ETF Trust (the “Registrant” or the “Trust”) dated October 7, 2010, incorporated by reference to the Trust’s Registration Statement, filed with the Securities and Exchange Commission (the “SEC”) on October 25, 2010.

(a)(2)	Agreement and Declaration of Trust, incorporated by reference to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement, filed with the SEC on October 25, 2010.

(b)	Bylaws of the Trust, incorporated by reference to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement, filed with the SEC on October 25, 2010.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement between the Trust and DBX Advisors LLC, incorporated by reference to Pre-Effective Amendment No. 2, filed with the SEC on May 11, 2011.

(d)(2)	Investment Sub-Advisory Agreement between DBX Advisors LLC and TDAM USA Inc., incorporated by reference to Pre-Effective Amendment No. 2, filed with the SEC on May 11, 2011.

(d)(3)	Investment Sub-Advisory Agreement between DBX Advisors LLC and RREEF Americas L.L.C., incorporated by reference to Post-Effective Amendment No. 11, filed with the SEC on May 21, 2013.

(d)(4)	Investment Sub-Advisory Agreement between DBX Advisors LLC and Deutsche Investment Management Americas Inc., incorporated by reference to Post-Effective Amendment No. 12, filed with the SEC on May 21, 2013.

(d)(5)	Form of Investment Advisory Agreement, dated August 15, 2013 between the Trust and DBX Advisors LLC, incorporated by reference to Post-Effective Amendment No. 23, filed with the SEC on August 29, 2013.

(d)(6)	Form of Investment Sub-Advisory Agreement, dated August 15, 2013 between DBX Advisors, LLC and Harvest Global Investments Limited, incorporated by reference to Post-Effective Amendment No. 23, filed with the SEC on August 29, 2013.

(d)(7)	Form of Amended Schedules A and B, dated July 25, 2013 to the Investment Advisory Agreement, dated January 31, 2011 between the Trust and DBX Advisors LLC, incorporated by reference to Post-Effective Amendment No. 29, filed with the SEC on September 30, 2013.

(d)(8)	Form of Amended Schedule A, dated July 25, 2013 to the Investment Sub-Advisory Agreement, dated January 31, 2011 between DBX Advisors LLC and TDAM USA Inc., incorporated by reference to Post-Effective Amendment No. 29, filed with the SEC on September 30, 2013.

(d)(9)	Form of Investment Sub-Advisory Agreement, dated March 25, 2013 and revised July 25, 2013 between DBX Advisors LLC and Deutsche Investment Management Americas Inc., incorporated by reference to Post-Effective Amendment No. 29, filed with the SEC on September 30, 2013.

(d)(10)	Form of Amended Schedules A and B, dated November 18, 2013 to the Investment Advisory Agreement, dated January 31, 2011 between the Trust and DBX Advisors LLC, incorporated by reference to Post-Effective Amendment No. 46, filed with the SEC on January 3, 2014.

(d)(11)	Form of Amended Schedule A, dated November 18, 2013 to the Investment Sub-Advisory Agreement, dated January 31, 2011 between DBX Advisors LLC and TDAM USA Inc., incorporated by reference to Post-Effective Amendment No. 46, filed with the SEC on January 3, 2014.

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(d)(12)	Form of Amended Sub-Advisory Agreement dated August 15, 2013, as amended March 28, 2014, between DBX Advisors, LLC and Harvest Global Investments Limited, incorporated by reference to Post-Effective Amendment No. 79, filed with the SEC on April 7, 2014.

(d)(13)	Form of Amended Schedule A, dated November 18, 2013 to the Investment Sub-Advisory Agreement, dated March 25, 2013 and revised July 25, 2013 between DBX Advisors LLC and Deutsche Investment Management Americas Inc., incorporated by reference to Post-Effective Amendment No. 51, filed on February 27, 2014.

(d)(14)	Form of Amended Schedules A and B, dated November 3, 2014 to the Investment Advisory Agreement, dated January 31, 2011 between the Trust and DBX Advisors LLC, incorporated by reference to Post-Effective Amendment No. 151, filed with the SEC on November 12, 2014.

(d)(15)	Form of Amended Schedule A, dated November 3, 2014 to the Investment Sub-Advisory Agreement, dated March 25, 2013 and revised July 25, 2013 between DBX Advisors LLC and Deutsche Investment Management Americas Inc., incorporated by reference to Post-Effective Amendment No. 151, filed with the SEC on November 12, 2014.

(d)(16)	Form of Amended Schedule A, dated November 3, 2014 to the Investment Sub-Advisory Agreement, dated January 31, 2011 between DBX Advisors LLC and TDAM USA Inc., incorporated by reference to Post-Effective Amendment No. 153, filed with the SEC on November 18, 2014.

(d)(17)	Form of Amended Schedules A and B, dated February 19, 2015 to the Investment Advisory Agreement, dated January 31, 2011 between the Trust and DBX Advisors LLC, incorporated by reference to Post-Effective Amendment No. 203, filed with the SEC on March 13, 2015.

(d)(18)	Form of Amended Schedule A, dated February 19, 2015 to the Investment Sub-Advisory Agreement, dated January 31, 2011 between DBX Advisors LLC and TDAM USA Inc., incorporated by reference to Post-Effective Amendment No. 203, filed with the SEC on March 13, 2015.

(d)(19)	Form of Amended Schedule A, dated April 1, 2015 to the Investment Sub-Advisory Agreement, dated January 31, 2011 between DBX Advisors LLC and TDAM USA Inc., incorporated by reference to Post-Effective Amendment No. 234, filed with the SEC on May 11, 2015.

(d)(20)	Form of Amended Schedule A, dated May 21, 2015 to the Investment Advisory Agreement, dated January 31, 2011 between the Trust and DBX Advisors LLC, incorporated by reference to Post-Effective Amendment No. 267, filed with the SEC on July 17, 2015.

(d)(21)	Form of Amended Schedule A, dated May 21, 2015 to the Investment Sub-Advisory Agreement, dated January 31, 2011 between DBX Advisors LLC and TDAM USA Inc., incorporated by reference to Post-Effective Amendment No. 267, filed with the SEC on July 17, 2015.

(d)(22)	Form of Amended Schedule A, dated July 23, 2015 to the Investment Advisory Agreement, dated January 31, 2011 between the Trust and DBX Advisors LLC, filed herewith.

(d)(23)	Form of Amended Schedule A, dated July 23, 2015 to the Investment Sub-Advisory Agreement, dated January 31, 2011 between DBX Advisors LLC and TDAM USA Inc., filed herewith.

(e)(1)	Distribution Agreement between the Registrant and ALPS Distributors, Inc. dated as of October 11, 2011, incorporated by reference to Post Effective Amendment No. 2, filed with the SEC on September 28, 2012.

(e)(2)	Form of Amendment No. 3, dated August 15, 2013 to the Distribution Agreement dated as of October 11, 2011 between the Registrant and ALPS Distributors, Inc., incorporated by reference to Post-Effective Amendment No. 23, filed with the SEC on August 29, 2013.

(e)(3)	Form of Revised Distribution Agreement between the Registrant and ALPS Distributors, Inc., incorporated by reference to Post-Effective Amendment No. 131, filed with the SEC on September 26, 2014.

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(e)(4)	Form of Revised Distribution Agreement between the Registrant and ALPS Distributors, Inc., to be filed by amendment.

(f)	Not applicable.

(g)(1)	Custody Agreement between the Registrant and The Bank of New York Mellon, incorporated by reference to Pre-Effective Amendment No. 2, filed with the SEC on May 11, 2011.

(g)(2)	Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon, incorporated by reference to Pre-Effective Amendment No. 2, filed with the SEC on May 11, 2011.

(g)(3)	Foreign Custody Manager Agreement, dated January 31, 2011 between the Registrant and The Bank of New York Mellon, incorporated by reference to Pre-Effective Amendment No. 2, as filed with the SEC on May 11, 2011.

(g)(4)	Form of Annex I, as revised August 15, 2013, to the Foreign Custody Agreement, dated January 31, 2011 between the Registrant and The Bank of New York Mellon, incorporated by reference to Post-Effective Amendment No. 23, filed with the SEC on August 29, 2013.

(h)(1)	Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon, incorporated by reference to Pre-Effective Amendment No. 2, filed with the SEC on May 11, 2011.

(h)(2)	Transfer Agency and Service Agreement between the Registrant and The Bank of New York Mellon, incorporated by reference to Pre-Effective Amendment No. 2, filed with the SEC on May 11, 2011.

(h)(3)	Form of Participation Agreement, incorporated by reference to Pre-Effective Amendment No. 2, filed with the SEC on May 11, 2011.

(h)(4)	Form of Sublicense Agreement between the Registrant and DBX Advisors LLC, incorporated by reference to Pre-Effective Amendment No. 2, filed with the SEC on May 11, 2011.

(h)(5)	Expense Limitation Agreement, incorporated by reference to Post-Effective Amendment No. 2, filed with the SEC on September 28, 2012.

(h)(6)	Form of Sublicense Agreement between the Registrant and DBX Advisors LLC, incorporated by reference to Pre-Effective Amendment No. 2, filed with the SEC on May 11, 2011.

(h)(7)	Expense Limitation Agreement, effective as of September 28, 2012, incorporated by reference to Post-Effective Amendment No. 2, filed with the SEC on September 28, 2012.

(h)(8)	Form of Expense Limitation Agreement, effective as of July 23, 2015, filed herewith.

(i)(1)	Opinion of Dechert LLP, incorporated by reference to Pre-Effective Amendment No. 2, filed on May 11, 2011.

(i)(2)	Opinion of Counsel, Dechert LLP, filed herewith.

(i)(3)	Opinion of Bingham McCutchen LLP, relating to shares of the db X-trackers Harvest CSI 300 China A-Shares Fund (formerly, the db X-trackers Harvest China Fund), incorporated by reference to Post-Effective Amendment No. 23, filed with the SEC on August 29, 2013.

(i)(4)	Opinion of Bingham McCutchen LLP, relating to shares of the db X-trackers Harvest China A-Shares Small Cap Fund, incorporated by reference to Post-Effective Amendment No. 79, filed with the SEC on April 7, 2014.

(i)(5)	Opinion of Bingham McCutchen LLP, relating to shares of the db X-trackers Harvest MSCI All-China Equity Fund, incorporated by reference to Post-Effective Amendment No. 82, filed with the SEC on April 22, 2014.

(i)(6)	Opinion of Bingham McCutchen LLP, relating to shares of the db X-trackers Harvest China A-Shares Consumer Discretionary Sector Fund, to be filed by amendment.

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(i)(7)	Opinion of Bingham McCutchen LLP, relating to shares of the db X-trackers Harvest China A-Shares Consumer Staples Sector Fund, to be filed by amendment.

(i)(8)	Opinion of Bingham McCutchen LLP, relating to shares of the db X-trackers Harvest China A-Shares Financial Sector Fund, to be filed by amendment.

(i)(9)	Opinion of Bingham McCutchen LLP, relating to shares of the db X-trackers Harvest China A-Shares Health Care Sector Fund, to be filed by amendment.

(i)(10)	Opinion of Bingham McCutchen LLP, relating to shares of the db X-trackers Harvest China A-Shares Industrial Sector Fund, to be filed by amendment.

(i)(11)	Opinion of Bingham McCutchen LLP, relating to shares of the db X-trackers Harvest China A-Shares Technology Sector Fund, to be filed by amendment.

(i)(12)	Opinion of Bingham McCutchen LLP, relating to shares of the db X-trackers Harvest China A-Shares Materials Sector Fund, to be filed by amendment.

(i)(13)	Consent of Counsel, Dechert LLP, incorporated by reference to Post-Effective Amendment No. 131, filed with the SEC on September 26, 2014.

(j)	Consent of Independent Registered Public Accounting Firm, Ernst & Young LLP, to be filed by amendment.

(k)	Not applicable.

(l)	Initial Share Purchase Agreement between Registrant and DBX Advisors LLC, incorporated by reference to Pre-Effective Amendment No. 2, filed with the SEC on May 11, 2011.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)	Code of Ethics of the Registrant, incorporated by reference to Pre-Effective Amendment No. 2, filed with the SEC on May 11, 2011.

(p)(2)	Code of Ethics of DBX Advisors LLC, incorporated by reference to Post Effective Amendment No. 2, filed with the SEC on September 28, 2012.

(p)(3)	TDAM USA Inc.’s Code of Ethics, incorporated by reference to Post Effective Amendment No. 2, filed with the SEC on September 28, 2012.

(p)(4)	RREEF America L.L.C.’s and Deutsche Investment Management Americas Inc.’s Code of Ethics, incorporated by reference to Post-Effective Amendment No. 11, filed with the SEC on May 21, 2013.

(p)(5)	Code of Ethics of Harvest Global Investments Limited, incorporated by reference to Post-Effective Amendment No. 23, filed with the SEC on August 29, 2013.

(q)	Powers of Attorney of Trustees of the Registrant, incorporated by reference to Post Effective Amendment No. 2, filed with the SEC on September 28, 2012.

Item 29. Persons controlled by or Under Common Control with the Fund.

Not applicable.

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Item 30. Indemnification.

(a) Pursuant to Article IX of the Registrant’s Agreement and Declaration of Trust, the Trust has agreed that no person who is or has been a Trustee, officer, or employee of the Trust shall be subject to any personal liability whatsoever to any person, other than the Trust or its Shareholders, in connection with the affairs of the Trust; and all persons shall look solely to the Trust property or property of a Series for satisfaction of claims of any nature arising in connection with the affairs of the Trust or such Series.

Every note, bond, contract, instrument, certificate, Share or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been executed or done only in or with respect to their or his capacity as Trustees or Trustee and neither such Trustees or Trustee nor the Shareholders shall be personally liable thereon.

All Persons extending credit to, contracting with or having any claim against the Trust or a Series shall look only to the assets of the Trust property or the Trust property of such Series for payment under such credit, contract or claim; and neither the Trustees, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

No person who is or has been a Trustee, officer or employee of the Trust shall be liable to the Trust or to any Shareholder for any action or failure to act except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties involved in the conduct of the individual’s office, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law.

Without limiting the foregoing limitations of liability, a Trustee shall not be responsible for or liable in any event for any neglect or wrongdoing of any officer, employee, investment adviser, sub-adviser, principal underwriter, custodian or other agent of the Trust, nor shall any Trustee be responsible or liable for the act or omission of any other Trustee (or for the failure to compel in any way any former or acting Trustee to redress any breach of trust), except in the case of such Trustee’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

(b) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Manager.

With respect to each of DBX Advisors LLC and Deutsche Investment Management Americas Inc. (collectively, the “Advisers”), the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC. Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriters.

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, BLDRS Index Funds Trust, Brandes Investment Trust, Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Centaur Mutual Funds Trust, Centre Funds, Century Capital Management Trust, Columbia ETF Trust, CornerCap Group of Funds, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds, DBX ETF TRUST, db-X Exchange-Traded Funds Inc., Centre Funds, ETFS Trust, EGA Emerging Global Shares Trust, EGA Frontier Diversified Core Fund, Elkhorn ETF Trust, Financial Investors Trust, Firsthand Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Lattice Strategies Trust, Laudus Trust, Laudus Institutional Trust, Litman Gregory Funds Trust,

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Longleaf Partners Funds Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust III, PowerShares QQQ 100 Trust Series 1, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Russell Exchange Traded Funds Trust, SCS Hedged Opportunities Master Fund, SCS Hedged Opportunities Fund, SCS Hedged Opportunities (TE) Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, Transparent Value Trust, USCF ETF Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, and Wilmington Funds.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund

Edmund J. Burke	Director	None

Jeremy O. May	President, Director	None

Thomas A. Carter	Executive Vice President, Director	None

Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None

Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None

Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None

Eric Parsons	Vice President, Controller and Assistant Treasurer	None

Randall D. Young**	Secretary	None

Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None

Douglas W. Fleming**	Assistant Treasurer	None

Steven Price	Vice President, Deputy Chief Compliance Officer	None

Liza Orr	Vice President, Attorney	None

Taylor Ames	Vice President, PowerShares	None

Troy A. Duran	Senior Vice President, Chief Financial Officer	None

James Stegall	Vice President	None

Gary Ross	Senior Vice President	None

Kevin Ireland	Senior Vice President	None

Mark Kiniry	Senior Vice President	None

Tison Cory	Vice President, Intermediary Operations	None

Hilary Quinn	Vice President	None

Jennifer Craig	Assistant Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

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(c) Not applicable.

Item 33. Location of Accounts and Records.

(a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder (collectively, “Records”) at its offices at 345 Park Avenue, New York, New York 10154.

(b) DBX Advisors LLC maintains all Records relating to its services as investment adviser to the Registrant at 345 Park Avenue, New York, New York 10154.

(c) TDAM USA Inc. maintains all Records relating to its services as a sub-adviser to the Registrant at 31 West 52nd Street, New York, NY 10019.

(d) Deutsche Investment Management Americas Inc. maintains all Records relating to its services as a sub-adviser to the Registrant at 345 Park Avenue, New York, NY 10154.

(e) Harvest Global Investments Limited maintains all Records relating to its services as sub-adviser to the Registrant at 31/F, One Exchange Square, 8 Connaught Place, Central, Hong Kong.

(f) ALPS Distributors, Inc. maintains all Records relating to its services as Distributor of the Registrant at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(g) The Bank of New York Mellon maintains all Records relating to its services as administrator, transfer agent and custodian of the Registrant at 101 Barclay Street, New York, New York 10286.

Item 34. Management Services.

There are no management related service contracts not discussed in Part A or Part B.

Item 35. Undertakings.

None.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and state of New York on the 31st day of July, 2015.

DBX ETF Trust

By:	/s/ Alex Depetris
Alex Depetris President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities stated and on the dates indicated.

SIGNATURE	CAPACITY	DATE

/s/ Alex Depetris
Alex Depetris	Trustee and Chairman, President,	July 31, 2015
Chief Executive Officer and Secretary

/s/ Michael Gilligan
Michael Gilligan	Treasurer, Chief Financial Officer and Controller	July 31, 2015

/s/ J. David Officer*
J. David Officer	Trustee	July 31, 2015

/s/ Stephen R. Byers*
Stephen R. Byers	Trustee	July 31, 2015

/s/ George O. Elston*
George O. Elston	Trustee	July 31, 2015

*By:	/s/ Alex Depetris
Alex Depetris (attorney-in-fact)

EXHIBIT INDEX

Ex. Number	Description

EX-99.D22	Form of Amended Schedule A, dated July 23, 2015 to the Investment Advisory Agreement, dated January 31, 2011 between the Trust and DBX Advisors LLC

EX-99.D23	Form of Amended Schedule A, dated July 23, 2015 to the Investment Sub-Advisory Agreement, dated January 31, 2011 between DBX Advisors LLC and TDAM USA, Inc.

EX-99.H8	Form of Expense Limitation Agreement, effective as of July 23, 2015

EX-99.I2	Opinion of Counsel, Dechert LLP